UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2013

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2013 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—101.7%
Alabama—1.3%
$15,000	AL HFA (Single Family Mtg.)[1]	5.000%	10/01/2025	04/01/2016	A	$15,249
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	11/15/2015	A	2,340,517
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.000	12/01/2021	02/01/2021	B	55,301
855,000	Butler, AL Industrial Devel. Board (Georgia-Pacific Corp.)[1]	5.750	09/01/2028	09/01/2014	A	872,425
175,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)[1]	6.000	08/01/2029	02/01/2014	A	175,304
10,500,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	6.250	08/01/2025	02/01/2014	A	10,500,420
3,280,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.800	05/01/2022	05/01/2014	A	3,281,574
3,975,000	Fairfield, AL GO	6.000	06/01/2031	12/11/2021	A	4,001,513
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,022,556
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/31/2014	A	7,732,738
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	01/01/2024		344,983
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/31/2014	A	4,731,615
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/31/2014	A	8,116,812
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	01/01/2025		96,844
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/31/2014	A	460,143
290,000	Jefferson County, AL Sewer[1]	5.625	02/01/2022	07/18/2021	B	232,574
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	02/15/2014	A	50,086
115,000	Satsuma, AL Waterworks & Sewer Board[1]	6.000	07/01/2025	01/31/2014	A	115,135
500,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	01/31/2014	A	500,010
25,000	Spring Hill College, AL Educational Building Authority (Spring Hill College)[1]	5.200	09/01/2023	03/27/2022	B	24,792
25,000	Talladega County, AL GO1	5.250	01/01/2029	01/31/2014	A	25,016

						51,695,607
Alaska—0.2%
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)[1]	5.250	12/01/2021	01/31/2014	A	10,032
630,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	01/31/2014	A	631,588
890,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	01/31/2014	A	893,275
250,000	AK International Airports[1]	5.000	10/01/2024	01/31/2014	A	250,823
50,000	AK International Airports[1]	5.000	10/01/2024	01/31/2014	A	50,164
1,835,000	AK International Airports[1]	5.500	10/01/2016	01/31/2014	A	1,842,817
195,000	AK International Airports[1]	5.000	10/01/2022	01/31/2014	A	195,692
5,225,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	04/05/2015	B	4,843,209

						8,717,600
Arizona—2.0%
7,360,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2027	01/01/2018	A	7,707,171

1	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$4,540,000	Glendale, AZ Municipal Property Corp.	5.000%	07/01/2026	01/01/2018	A	$4,962,992
6,995,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2030	01/01/2018	A	7,177,080
7,670,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2028	01/01/2018	A	7,951,182
3,635,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2023	01/01/2018	A	3,942,230
3,470,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2022	01/01/2018	A	3,820,505
4,380,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2025	01/01/2018	A	4,807,138
4,220,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2024	01/01/2018	A	4,535,234
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	05/08/2028	B	1,348,916
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	2,886,219
1,105,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1,2]	7.750	07/01/2021	07/01/2014	A	1,127,111
190,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	01/01/2014		190,000
3,500,000	Maricopa County, AZ IDA (DHlth/CHSB Obligated Group)[1]	5.500	07/01/2026	07/01/2014	A	3,574,270
55,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.000	07/01/2016	07/01/2014	A	55,656
655,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		535,587
8,455,000	Pima County, AZ IDA (Arizona Charter School)[2]	5.375	07/01/2031	04/26/2028	B	7,939,499
10,350,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	10,519,430
1,835,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.450	12/01/2017	06/26/2016	B	1,829,990
5,115,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)[1]	5.250	09/01/2030	01/31/2014	A	5,115,716
500,000	Tucson, AZ Airport Authority[1]	5.350	06/01/2031	01/31/2014	A	501,280
190,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1,2]	5.250	07/01/2038	07/01/2014	A	194,087

						80,721,293
Arkansas—0.0%
10,000	AR Devel. Finance Authority (Biosciences Institute College)[1]	5.125	12/01/2028	01/04/2024	B	9,587
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	01/31/2014	A	165,365
150,000	AR Devel. Finance Authority (Single Family Mtg.)[1,2]	5.625	01/01/2035	01/01/2016	A	157,251

						332,203
California—14.6%
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,380,067
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400	10/01/2024	10/01/2017	A	2,661,575
4,350,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2014	A	4,378,188
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	01/31/2014	A	3,006,720
3,000,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	01/31/2014	A	3,041,430
4,180,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	01/31/2014	A	4,237,726
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,443,707
470,000	CA Communities Transportation Revenue COP	5.000	06/01/2022	06/01/2022		515,411
145,000	CA Communities Transportation Revenue COP	5.000	06/01/2021	06/01/2021		159,580
425,000	CA Communities Transportation Revenue COP	5.000	06/01/2020	06/01/2020		471,108
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	09/13/2016	B	266,638
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	09/22/2028	B	123,532
5,505,000	CA County Tobacco Securitization Agency (TASC)[1,2]	5.250	06/01/2021	09/25/2017	B	5,384,165

2	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600%	06/01/2036	10/26/2030	B	$2,385,595
8,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450	06/01/2028	12/24/2024	B	7,463,527
4,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	06/09/2017	B	4,479,678
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	09/02/2024	B	2,325,316
1,875,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	11/21/2015	B	1,787,850
3,100,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	06/12/2015	B	2,959,260
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	11/10/2018	B	8,826,210
1,545,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	01/31/2014	A	1,548,708
29,870,000	CA GO	5.000	10/01/2029	04/01/2018	A	31,478,798
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,281,157
2,360,000	CA GO1	5.375	06/01/2026	06/01/2014	A	2,405,430
5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	6,200,546
1,890,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	01/31/2014	A	1,894,234
200,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	01/31/2014	A	200,722
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[3]	5.750	11/15/2031	09/30/2027	A	54,178,500
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	05/17/2031	B	48,996
7,160,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	10/07/2014	A	7,452,200
540,000	CA HFA (Home Mtg.)[1]	4.100	02/01/2015	02/01/2015		550,217
175,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		182,206
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,216,863
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	05/12/2026	B	2,960,160
1,050,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	1,060,174
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,098,000
8,350,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	02/01/2015	A	8,639,828
3,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/02/2023	B	2,901,000
780,000	CA HFA (Home Mtg.)[1]	4.150	02/01/2016	02/01/2016		804,118
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	426,757
4,135,000	CA HFA (Home Mtg.)[1]	4.700	08/01/2026	05/06/2024	B	3,933,750
150,000	CA HFA (Home Mtg.)[1]	4.125	02/01/2015	02/01/2015		152,554
575,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	591,209
1,185,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	12/25/2018	B	1,183,471
5,145,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2026	05/14/2024	B	4,836,712
2,265,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	2,317,616
2,855,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	02/01/2014	A	2,934,055
115,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	02/01/2014	A	115,572
4,635,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	02/01/2014	A	4,695,440
12,990,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	02/01/2014	A	13,327,220
2,000,000	CA HFA, Series A1	4.850	08/01/2026	06/06/2024	B	1,930,060
285,000	CA HFA, Series B1	4.800	02/01/2023	11/03/2021	B	281,888
1,260,000	CA HFA, Series C1	5.750	08/01/2030	08/01/2014	A	1,318,048
1,355,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016	A	1,362,114
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2015	01/31/2014	A	25,100
4,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	01/31/2014	A	4,510,305
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,716,060
625,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023	A	684,275
70,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	01/31/2014	A	70,260

3	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$600,000	CA Public Works (Various Community Colleges)[1]	5.750%		10/01/2030	10/01/2019	A	$653,418
2,340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000		09/02/2022	07/03/2020	B	2,451,314
255,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	06/08/2017	B	238,802
10,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	01/31/2014	A	10,012
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500		10/01/2036	10/01/2019	A	240,308
350,000	Chico, CA Public Financing Authority[1]	5.000		04/01/2019	01/31/2014	A	350,868
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000		12/01/2027	12/01/2017	A	2,071,180
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000		12/01/2027	12/01/2017	A	3,106,770
2,295,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2023	09/01/2014	A	2,346,729
5,375,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000		11/01/2021	05/25/2018	A	6,049,616
8,000,000	El Dorado, CA Irrigation District COP[1]	5.750		08/01/2039	08/01/2014	A	8,176,000
40,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.800		07/01/2014	01/31/2014	A	40,097
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000		10/01/2022	10/01/2015	A	2,368,250
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500		09/01/2032	01/31/2014	A	2,534,300
6,635,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250		09/01/2017	03/01/2014	A	6,666,782
750,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	02/01/2014	A	759,765
490,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2027	02/01/2014	A	497,183
5,300,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	02/01/2014	A	5,377,698
150,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.483	[4]	01/15/2017	02/01/2014	A	127,242
7,000,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.850		01/15/2023	02/01/2014	A	7,102,480
315,000	Fresno, CA Joint Powers Financing Authority[1]	5.500		06/01/2015	01/31/2014	A	316,370
125,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)[1]	4.750		09/01/2018	10/05/2016	B	122,661
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000		09/01/2022	09/01/2015	A	5,041,666
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000		09/01/2023	09/01/2015	A	5,036,404
2,750,000	Huntington Park, CA Public Financing Authority[1]	5.000		09/01/2022	09/01/2014	A	2,837,450
20,000	Lake Elsinore, CA Unified School District COP[1]	4.750		02/01/2020	01/31/2014	A	20,076
25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)[1]	5.800		09/02/2018	03/02/2014	A	25,238
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000		09/01/2024	09/01/2016	A	1,089,320
1,000,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)	5.000		08/01/2027	08/01/2022	A	1,073,390
1,500,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)	5.000		08/01/2026	08/01/2022	A	1,630,650
3,140,000	Los Angeles, CA Community Redevel. Agency (Bunker Hill)[1]	5.000		12/01/2021	12/01/2014	A	3,243,369

4	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000%	05/15/2023	05/15/2016	A	$2,058,673
3,900,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)[1]	5.200	11/20/2032	01/31/2014	A	3,993,015
7,060,000	Los Angeles, CA Municipal Improvement Corp.	5.000	03/01/2022	03/01/2022		7,939,041
65,105,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.500	12/01/2024	12/01/2014	A	65,745,633
100,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	01/31/2014	A	100,424
6,750,000	Los Angeles, CA Unified School District COP	5.000	10/01/2024	10/01/2022	A	7,413,660
4,300,000	Los Angeles, CA Unified School District COP	5.000	10/01/2027	10/01/2022	A	4,577,006
2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2022	10/01/2022		2,263,380
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2023	10/01/2022	A	8,708,262
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	09/25/2024	B	147,625
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	01/31/2014	A	3,822,445
8,715,000	Montebello, CA COP[1]	5.375	11/01/2026	01/31/2014	A	8,721,711
4,290,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	09/20/2017	A	4,368,807
2,065,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	2,088,314
1,080,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2025	09/01/2022	A	1,164,942
605,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2026	09/01/2022	A	646,775
9,840,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375	06/01/2038	09/08/2030	B	7,057,642
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	05/26/2019	A	1,415,861
250,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2017	01/31/2014	A	250,535
1,000,000	Oakland, CA Unified School District	5.500	08/01/2032	08/01/2022	A	1,018,430
9,275,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	02/01/2014	A	9,305,329
5,455,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	5,486,312
1,370,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	03/02/2014	A	1,383,522
2,935,000	Orange, CA Redevel. Agency Tax Allocation[1]	4.800	09/01/2023	01/31/2014	A	2,943,541
2,680,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	01/31/2014	A	2,699,430
1,550,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.000	06/01/2022	06/01/2014	A	1,577,761
1,275,000	Pacifica, CA COP[1]	5.000	01/01/2022	01/01/2016	A	1,369,567
65,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1,2]	5.500	01/01/2028	01/31/2014	A	65,196
235,000	Palmdale, CA Civic Authority (Park Improvement & Avenue S Construction)[1]	5.000	09/01/2032	07/30/2029	B	234,420
1,500,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2023	02/01/2014	A	1,504,440
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	136,284
3,200,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2021	02/01/2014	A	3,202,752
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	03/01/2022	A	963,368
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	5.000	09/01/2022	01/31/2014	A	2,006,400
335,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	01/13/2017	B	221,559

5	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$1,035,000	Riverside County, CA Redevel. Agency[1]	4.500%		08/01/2023	08/01/2014	A	$1,037,619
190,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500		12/01/2021	10/01/2018	B	204,945
50,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625		09/01/2018	01/31/2014	A	50,066
2,000,000	Rowland, CA Unified School District[1]	5.000		08/01/2028	02/01/2014	A	2,005,660
5,785,000	Sacramento County, CA COP[1]	5.000		02/01/2031	03/09/2029	B	5,732,299
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000		12/01/2034	01/31/2014	A	5,408,488
25,000	Sacramento County, CA COP (Public Facilities)[1]	4.400		06/01/2019	01/31/2014	A	25,079
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700		03/01/2034	01/31/2014	A	1,370,808
5,000,000	Sacremento County, CA Airport System[1]	5.750		07/01/2024	07/01/2018	A	5,520,700
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2021	10/01/2021		245,635
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2020	10/01/2020		11,043
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2020	10/01/2020		662,562
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2021	10/01/2021		1,091,710
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2017	10/01/2017		167,140
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2022	10/01/2022		135,015
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2019	10/01/2019		27,843
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018		55,843
22,500,000	San Francisco, CA City & County Airports Commission	5.500		05/01/2027	05/01/2018	A	24,318,000
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125		01/01/2027	01/31/2014	A	426,500
530,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250		01/15/2030	01/15/2030		503,262
4,000,000	San Jose, CA Airport[1]	5.125		03/01/2020	03/01/2014	A	4,029,200
500,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2026	08/01/2017	A	503,400
1,760,000	San Marcos, CA Public Facilities Authority[1]	5.000		09/01/2030	09/01/2017	A	1,804,880
2,450,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2026	02/01/2014	A	2,457,399
120,000	Santa Ana, CA COP (City Hall Expansion)[1]	4.700		01/01/2028	01/31/2014	A	120,054
100,000	Saugus, CA Union School District Special Tax	4.625		09/01/2025	09/01/2025		97,963
185,000	Saugus, CA Union School District Special Tax	4.375		09/01/2023	09/01/2023		182,445
200,000	Saugus, CA Union School District Special Tax	4.250		09/01/2022	09/01/2022		198,344
125,000	Saugus, CA Union School District Special Tax	4.500		09/01/2024	09/01/2024		122,606
500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250		09/01/2029	09/01/2019	A	542,260
18,760,000	Southern CA Tobacco Securitization Authority[1]	4.750		06/01/2025	12/14/2016	B	17,655,224
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375		09/01/2021	09/01/2021		107,229
6,615,000	Val Verde, CA Unified School District[1]	5.500		08/01/2033	08/01/2018	A	7,189,513
1,000,000	Washington Township, CA Health Care District[1]	5.250		07/01/2029	02/23/2027	B	999,960
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000		06/01/2030	06/01/2016	A	3,252,256

							561,282,026
Colorado—1.1%
3,770,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	3,984,777
6,315,000	CO E-470 Public Highway Authority	4.282	[4]	09/01/2022	09/01/2022		4,345,351
7,675,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	8,112,245
1,975,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,087,516
1,360,000	CO E-470 Public Highway Authority	4.600	[4]	09/01/2023	09/01/2023		875,378

6	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$3,580,000	CO E-470 Public Highway Authority[1]	5.500%	09/01/2024	09/01/2015	A	$3,783,952
2,190,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society)[1]	5.000	12/01/2025	06/01/2022	A	2,262,314
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/08/2018	A	2,036,740
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,018,716
265,000	Denver, CO City & County Airport	6.125	11/15/2025	01/31/2014	A	266,291
1,750,000	Denver, CO City & County Airport	5.000	11/15/2026	11/15/2022	A	1,821,470
1,410,000	Denver, CO City & County Airport	5.000	11/15/2023	11/15/2022	A	1,527,552
140,000	Eagle County, CO Airport Terminal Corp.[1]	5.050	05/01/2015	08/27/2014	B	142,065
3,000,000	Park Creek, CO Metropolitan District[1]	5.250	12/01/2025	12/01/2015	A	3,094,680

						38,359,047
Connecticut—0.0%
335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	338,889
245,000	CT H&EFA (William W Backus Hospital)[1]	5.000	07/01/2017	01/31/2014	A	245,605
1,210,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	01/31/2014	A	1,211,125
70,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2014	01/01/2014		70,000

						1,865,619
District of Colombia—2.5%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	11/16/2033	B	182,712
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,252,761
10,000,000	District of Columbia National Public Radio	5.000	04/01/2034	04/01/2023	A	10,305,500
3,700,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	09/12/2027	B	3,418,763
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)[1]	5.250	07/01/2022	01/31/2014	A	100,394
24,270,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	10/30/2027	B	24,147,436
43,515,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	05/11/2021	B	45,196,420
8,125,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250	05/15/2024	03/09/2014	B	8,083,969

						94,687,955
Florida—6.6%
2,485,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250	05/01/2016	05/01/2016		2,390,570
15,000	Baker County, FL Hospital Authority[1]	5.300	12/01/2023	11/04/2019	B	13,983
5,000	Bay County, FL Water System	6.250	09/01/2014	01/31/2014	A	5,026
10,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.500	04/01/2024	04/01/2014	A	10,133
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2028	04/01/2023	A	828,614
570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2029	04/01/2023	A	576,270
970,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2026	04/01/2023	A	1,013,223

7	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida (Continued)
$1,545,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000%		04/01/2027	04/01/2023	A	$1,595,151
245,000	Broward County, FL HFA	5.400		10/01/2038	01/16/2019	B	230,410
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	[5]	10/01/2045	04/01/2016	A	46,013
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700		11/01/2029	01/31/2014	A	20,013
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650		11/01/2022	01/31/2014	A	20,023
795,000	Broward County, FL HFA (Pembroke Villas)[1,2]	5.550		01/01/2023	01/31/2014	A	799,110
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650		01/01/2022	01/31/2014	A	50,266
5,000,000	Broward County, FL School Board	5.000		07/01/2027	07/01/2022	A	5,316,550
1,710,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2024	09/01/2017	A	1,738,985
2,495,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750		09/01/2025	09/01/2017	A	2,533,423
2,060,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2023	09/01/2017	A	2,113,313
2,190,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2021	09/01/2017	A	2,276,877
1,915,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2022	09/01/2017	A	1,977,831
20,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2022	01/31/2014	A	20,009
30,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2020	01/31/2014	A	30,030
240,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450		06/01/2039	01/21/2014	A	240,610
375,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400		12/01/2027	01/21/2014	A	375,941
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950		11/01/2027	04/30/2014	A	549,950
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900		11/01/2022	01/31/2014	A	70,032
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050		11/01/2039	10/30/2036	B	758,065
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000		11/01/2032	09/15/2030	B	375,322
80,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650		09/01/2017	01/31/2014	A	80,211
130,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700		09/01/2022	01/31/2014	A	130,164
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750		09/01/2029	01/31/2014	A	230,156
975,000	East Homestead FL Community Devel. District[1]	7.250		05/01/2021	05/01/2021		991,897
1,125,000	East Homestead, FL Community Devel. District	4.125		11/01/2023	08/30/2019	B	1,029,127
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750		11/01/2027	04/30/2014	A	11,964,043
4,715,000	Escambia County, FL Health Facilities Authority[1]	5.950		07/01/2020	08/29/2018	B	4,968,997
30,000	FL Agriculture & Mechanical University[1]	5.300		07/01/2017	01/31/2014	A	30,107
10,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000		08/01/2017	02/01/2014	A	10,039
500,000	FL HEFFA (Nova Educational Facilities)	5.000		04/01/2020	04/01/2020		553,810
1,000,000	FL HEFFA (Nova Educational Facilities)	5.000		04/01/2022	04/01/2022		1,093,340
1,500,000	FL HEFFA (Nova Educational Facilities)	5.000		04/01/2027	04/01/2022	A	1,531,920
150,000	FL HFA[1]	6.300		09/01/2036	01/31/2014	A	150,001
30,000	FL HFA (Grand Court Apartments)[1]	5.300		08/15/2031	01/31/2014	A	30,010
30,000	FL HFA (Homeowner Mtg.)[1,2]	5.900		07/01/2029	01/31/2014	A	30,221
35,000	FL HFA (Landings at Sea Forest)[1]	5.850		12/01/2018	01/31/2014	A	35,041
215,000	FL HFA (Landings at Sea Forest)[1]	6.050		12/01/2036	09/18/2029	B	214,458
110,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375		07/01/2026	01/31/2014	A	110,025
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300		09/01/2036	03/01/2014	A	74,998
50,000	FL HFA (Westlake Apartments)[1]	5.300		09/01/2031	01/31/2014	A	50,015

8	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$15,000	FL HFA (Windchase Apartments)[1]	5.750%	12/01/2017	01/31/2014	A	$15,018
60,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	06/01/2039		59,074
145,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	08/27/2032	B	140,943
50,000	FL HFA (Windchase Apartments), Series C1	5.900	12/01/2027	05/31/2014	A	49,994
15,000	FL HFA (Worthington Apartments)	5.950	12/01/2015	01/31/2014	A	15,018
420,000	FL HFA (Worthington Apartments)[1]	6.200	12/01/2035	05/31/2014	A	419,958
320,000	FL HFA (Worthington Apartments)[1]	6.050	12/01/2025	01/31/2014	A	320,029
15,000	FL HFC (Andrews Place Apartments)[1]	5.000	11/01/2033	04/30/2014	A	15,000
45,000	FL HFC (Grande Court Apartments)[1]	5.375	02/15/2035	01/31/2014	A	45,008
240,000	FL HFC (Hampton Court Apartments)	5.600	03/01/2032	01/31/2014	A	242,220
3,500,000	FL HFC (Hampton Court Apartments)[1]	5.550	09/01/2025	01/31/2014	A	3,583,615
45,000	FL HFC (Heron Cove Apartments)[1]	5.150	11/01/2023	01/31/2014	A	45,032
10,000	FL HFC (Heron Cove Apartments)[1]	5.150	11/01/2029	01/31/2014	A	10,160
1,095,000	FL HFC (Homeowner Mtg.)[1,2]	5.750	01/01/2037	01/01/2037		1,111,096
890,000	FL HFC (Homeowner Mtg.)[1,2]	5.200	07/01/2028	04/01/2015	A	912,659
110,000	FL HFC (Peacock Run Apartments)[1]	5.400	08/01/2042	02/01/2014	A	110,007
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	01/31/2014	A	10,004
5,910,000	FL HFC (Valencia Trace of Orlando)[1]	5.450	12/01/2035	01/31/2014	A	6,002,491
60,000	FL HFC (Waverly Apartments)[1]	6.200	07/01/2035	01/21/2014	A	60,177
15,000	FL HFC (Westlake Apartments)[1]	5.200	09/01/2026	01/31/2014	A	15,008
295,000	FL HFC (Westwood Apartments)[1]	5.450	02/01/2041	02/01/2014	A	295,032
35,000	FL HFC (Woodridge Apartments)[1]	6.000	10/01/2039	03/03/2037	B	34,014
265,000	FL HFC (Woodridge Apartments)[1]	5.850	10/01/2033	01/30/2032	B	256,539
55,000	FL HFC (Woods Vero Beach)[1]	5.900	10/01/2039	01/31/2014	A	55,005
220,000	FL HFC (Woods Vero Beach)[1]	5.800	10/01/2027	01/31/2014	A	221,340
45,000	FL HFC (Woods Vero Beach)[1]	5.750	10/01/2024	01/31/2014	A	45,032
20,000	FL Water Pollution Control	5.500	01/15/2014	01/15/2014		20,042
8,480,000	Fort Pierce, FL Redevel. Agency[1]	5.000	05/01/2031	05/01/2016	A	8,561,154
10,000	Gainesville, FL Utilities System	6.000	10/01/2014	01/31/2014	A	10,050
1,080,000	Greater Orlando, FL Aviation Authority	5.000	10/01/2027	10/01/2022	A	1,128,568
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	1,653,694
230,000	Hamal, FL Community Devel. District[1]	4.750	05/01/2031	08/23/2027	B	223,371
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,595,795
20,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	01/31/2014	A	20,046
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125	04/01/2030	04/01/2014	A	2,000,400
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	7,993,416
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,181,720
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015	A	4,320,771
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	10,942,052
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	2,969,800
10,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,268,400
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,688,309
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)	5.000	10/01/2026	10/01/2022	A	2,127,700
2,800,000	Jacksonville, FL Transit	5.000	10/01/2027	10/01/2022	A	3,008,040
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	01/31/2014	A	26,924
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,777,466

9	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$20,000	Leesburg, FL Hospital (CFHA/TVTCMC Obligated Group)[1]	5.500%	07/01/2032	06/08/2028	B	$19,760
90,000	Leesburg, FL Hospital (CFHA/TVTCMC Obligated Group)[1]	5.375	07/01/2022	01/31/2014	A	90,057
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	04/01/2014	B	10,068
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.400	03/01/2029	03/01/2014	A	10,332
20,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.300	09/01/2028	09/01/2015	A	20,071
150,000	Miami Beach, FL Water & Sewer[1]	5.750	09/01/2025	01/31/2014	A	150,665
165,000	Miami, FL1	5.000	09/01/2023	01/31/2014	A	165,490
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	5,826,157
50,000	Miami, FL GO	4.250	09/01/2014	01/31/2014	A	50,158
50,000	Miami, FL GO1	5.000	09/01/2022	01/31/2014	A	50,149
170,000	Miami, FL Revenue[1]	5.000	09/01/2025	01/31/2014	A	170,505
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,600,434
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,390,800
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,612,463
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,026,185
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	5,861,637
15,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2033	06/13/2032	B	14,980
170,000	Miami-Dade County, FL Aviation[1]	5.125	10/01/2035	03/31/2014	A	169,988
20,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.000	10/01/2033	05/24/2031	B	19,974
20,000	Miami-Dade County, FL HFA (Cedar Grove Apartments)[1]	5.500	08/01/2027	02/01/2014	A	20,005
80,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	01/31/2014	A	80,072
10,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)	6.000	10/01/2015	01/31/2014	A	10,034
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050	10/01/2019	01/31/2014	A	35,071
4,945,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200	10/01/2039	01/31/2014	A	4,948,511
50,000	Miami-Dade County, FL HFA (Hibiscus Pointe Apts.)[1]	5.000	11/01/2023	01/31/2014	A	50,037
1,160,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1,2]	5.450	10/01/2038	05/15/2014	B	1,099,030
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050	08/01/2029	02/01/2014	A	200,016
20,000	Miami-Dade County, FL HFA (Villa Esperanza Apartments)[1]	5.400	10/01/2033	08/21/2031	B	19,422
3,280,000	Miami-Dade County, FL IDA (BAC Funding Corp.)	5.250	10/01/2020	01/21/2014	A	3,289,282
100,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750	04/01/2018	04/01/2014	A	101,152
100,000	Miami-Dade County, FL Special Obligation (Juvenile Courthouse)[1]	5.000	04/01/2032	01/31/2014	A	100,244
25,000	Okaloosa County, FL Airport[1]	5.500	10/01/2023	01/27/2014	A	25,093
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	1,177,640
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2022	04/01/2022		1,656,526
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,248,420

10	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$10,085,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625%	12/01/2031	01/31/2014	A	$10,089,639
730,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	01/31/2014	A	731,183
20,000	Palm Beach County, FL HFA (BRCH Corp.)[1]	5.000	12/01/2023	01/31/2014	A	20,016
100,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	01/31/2014	A	100,622
10,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	01/31/2014	A	10,016
900,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	08/01/2016		938,007
1,170,000	Panama City Beach, FL Capital Improvement (Front Beach Road)[1]	5.000	11/01/2031	11/01/2016	A	1,212,951
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	02/01/2014	A	850,612
45,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	02/01/2014	A	45,084
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	01/31/2014	A	1,240,300
860,000	Poinciana, FL West Community Devel. District[1]	5.875	05/01/2022	09/20/2018	B	838,827
3,040,000	Polk County, FL HFA (Wilmington Apartments)[1,2]	5.000	07/01/2033	01/31/2014	A	3,113,963
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,397,098
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	10/01/2014	A	25,005
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	190,899
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	10,533,368
835,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150	05/01/2033	05/01/2014	A	836,194
360,000	South-Dade, FL Venture Community Devel. District	4.250	05/01/2020	05/01/2020		363,337
20,000	St. Lucie County, FL Holiday Pines Water & Wastewater System[1]	5.375	10/01/2029	01/16/2014	A	20,043
2,565,000	Sumter Landing, FL Community Devel. District[1,2]	5.000	10/01/2020	08/17/2015	A	2,630,382
3,795,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.375	12/01/2030	01/31/2014	A	3,795,000
4,650,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.250	12/01/2020	01/31/2014	A	4,667,810
40,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	01/31/2014	A	40,189
710,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	02/29/2016	B	705,293
25,000	University of South Florida (University Bookstore)	6.000	07/01/2014	01/31/2014	A	25,120
800,000	Village Center, FL Community Devel. District[1]	7.375	01/01/2019	01/31/2014	A	801,984
5,005,000	Village Center, FL Community Devel. District[1]	6.350	01/01/2018	01/31/2014	A	5,020,065
2,475,000	Village Center, FL Community Devel. District[1]	5.875	01/01/2015	01/01/2015		2,490,098
680,000	Village Center, FL Community Devel. District[1]	8.250	01/01/2017	01/31/2014	A	682,047
4,000,000	Village Center, FL Community Devel. District[1]	5.250	10/01/2023	10/01/2014	A	4,036,760
100,000	Village Center, FL Community Devel. District[1]	5.125	10/01/2028	10/01/2014	A	100,087
14,410,000	Village Center, FL Community Devel. District Recreational[1]	5.375	11/01/2034	07/11/2034	B	14,047,589
45,000	Village Center, FL Community Devel. District Recreational[1]	5.000	11/01/2023	06/27/2021	B	44,876
7,040,000	Village Center, FL Community Devel. District Recreational	5.200	11/01/2025	01/31/2014	A	7,063,302
275,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	05/01/2014	A	279,612

11	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida (Continued)
$1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125%		05/01/2049	05/01/2049		$292,810
253,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960		11/01/2017	11/01/2017		235,745

							267,727,875
Georgia—1.9%
10,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200		03/01/2029	01/31/2014	A	10,011
120,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200		03/01/2027	01/31/2014	A	120,140
45,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.125		03/01/2017	01/31/2014	A	45,137
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300		05/15/2026	01/31/2014	A	810,470
1,100,000	Atlanta, GA Airport	5.000		01/01/2026	01/01/2022	A	1,157,739
1,000,000	Atlanta, GA Airport	5.000		01/01/2027	01/01/2022	A	1,042,840
1,000,000	Atlanta, GA Airport	5.000		01/01/2025	01/01/2022	A	1,062,260
5,000,000	Atlanta, GA Airport Passenger Facility (Dept. of Aviation)[1]	5.000		01/01/2033	07/01/2014	A	5,076,800
9,300,000	Atlanta, GA Devel. Authority (TUFF/ATDC)[1]	5.375		07/01/2032	01/31/2014	A	9,305,022
40,000	Atlanta, GA GO	5.000		12/01/2016	06/09/2016	B	43,739
100,000	Atlanta, GA Tax Allocation (Eastside)[1,2]	5.625		01/01/2016	01/05/2015	A	105,414
95,000	Atlanta, GA Water & Wastewater Authority[1]	5.000		11/01/2033	01/31/2014	A	95,216
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250		11/01/2039	11/01/2019	A	393,848
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000		11/01/2028	11/01/2019	A	252,342
9,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	5.700		01/01/2043	01/01/2018	A	9,360,000
150,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750		07/01/2029	01/31/2014	A	150,102
80,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650		07/01/2017	01/31/2014	A	80,203
7,725,000	East Point, GA (Camp Creek), Series B1	8.000		02/01/2026	02/01/2014	A	7,733,652
14,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125		03/15/2031	03/15/2021	A	14,803,880
55,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.000		12/01/2026	12/01/2015	A	55,591
75,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.100		12/01/2022	01/31/2014	A	75,460
140,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000		12/01/2018	01/31/2014	A	140,473
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000		12/01/2023	01/31/2014	A	10,033
1,600,000	GA Private Colleges & University Authority (Mercer University)	5.250		10/01/2027	10/01/2022	A	1,654,880
13,500,000	Henry County, GA Hospital Authority (Henry County Medical Center)[1]	5.000		07/01/2034	07/01/2015	A	13,664,295
4,050,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)	6.250	[5]	12/01/2029	02/01/2014	A	4,052,308
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100		05/01/2018	01/31/2014	A	140,434
2,120,000	Randolph County, GA GO	5.000		04/01/2022	10/19/2019	B	2,245,504
5,000,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.000		08/01/2030	08/01/2030		4,884,150
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800		12/01/2020	01/31/2014	A	50,051

12	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Georgia (Continued)
$195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250%		02/01/2025	02/01/2014	A	$195,008
100,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.950		11/15/2025	01/31/2014	A	100,005

							78,917,007
Hawaii—0.3%
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.500		12/01/2014	01/31/2014	A	25,028
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600		07/01/2025	01/31/2014	A	12,085,173

							12,110,201
Idaho—0.0%
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1,2]	5.625		07/01/2015	01/31/2014	A	15,049
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1,2]	5.550		07/01/2016	01/31/2014	A	15,045
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600		07/01/2021	01/31/2014	A	10,192
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1,2]	5.300		07/01/2027	01/01/2016	A	5,072
120,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1,2]	5.400		07/01/2021	01/31/2014	A	120,907
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750		07/01/2016	07/01/2016		5,015
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.800		01/01/2021	01/31/2014	A	10,090
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750		01/01/2031	01/31/2014	A	5,031
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400		07/01/2020	01/31/2014	A	10,016
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000		07/01/2029	01/31/2014	A	15,128
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200		07/01/2028	01/31/2014	A	5,019
35,000	ID Water Resource Board (United Waterworks)[1]	5.000		09/01/2031	09/01/2031		34,876
5,000	Malad, ID Water[1]	5.500		03/01/2014	03/01/2014		5,034
100,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450		08/01/2032	02/01/2014	A	100,081
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625		10/01/2014	01/31/2014	A	1,000,060

							1,356,615
Illinois—12.9%
275,000	Bedford Park, IL Tax[1]	5.125		12/30/2018	12/30/2015	A	279,672
18,825,000	Bridgeview, IL GO	5.500		12/01/2043	07/08/2042	B	18,000,653
75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	02/01/2014	A	75,094
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	02/01/2014	A	716,065
10,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	02/01/2014	A	10,013
14,450,000	Carol Stream, IL Park District	5.500		01/01/2037	01/01/2018	A	14,750,993
18,000,000	Centerpoint, IL Intermodal Center Program	3.840	[5]	06/15/2023	12/16/2014	A	17,946,900
2,675,000	Chicago, IL Board of Education[1]	5.250		12/01/2024	12/01/2018	A	2,751,692
5,170,000	Chicago, IL Board of Education[1]	5.000		12/01/2026	12/01/2017	A	5,227,749
32,965,000	Chicago, IL Board of Education[3]	5.250		12/01/2024	11/01/2023	A	34,100,487
9,915,000	Chicago, IL Board of Education[1]	5.000		12/01/2028	12/01/2028		9,852,833
100,000	Chicago, IL Board of Education	5.000		12/01/2022	01/31/2014	A	100,212
3,840,000	Chicago, IL Board of Education[1]	5.000		12/01/2023	12/01/2017	A	3,917,875
20,000	Chicago, IL Building Acquisition COP[1,2]	5.400		01/01/2018	01/31/2014	A	20,065
155,000	Chicago, IL GO1	5.000		01/01/2022	01/01/2015	A	156,937
505,000	Chicago, IL Midway Airport[1]	5.750		01/01/2017	01/06/2014	A	506,793

13	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$120,000	Chicago, IL Midway Airport, Series A1	5.125%	01/01/2021	01/31/2014	A	$120,407
140,000	Chicago, IL Midway Airport, Series A1	5.125	01/01/2031	05/05/2030	B	139,922
20,000	Chicago, IL Midway Airport, Series A1	5.100	01/01/2031	02/06/2029	B	19,932
135,000	Chicago, IL Midway Airport, Series A1	5.125	01/01/2026	01/31/2014	A	135,363
220,000	Chicago, IL Midway Airport, Series A1	5.000	01/01/2028	01/31/2014	A	220,495
30,550,000	Chicago, IL Midway Airport, Series A1	5.500	01/01/2029	01/31/2014	A	30,642,261
25,000	Chicago, IL Midway Airport, Series A1	5.000	01/01/2017	01/06/2014	A	25,017
275,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2031	01/31/2014	A	275,033
50,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2023	01/31/2014	A	50,172
6,000,000	Chicago, IL Midway Airport, Series B1	5.750	01/01/2022	01/31/2014	A	6,024,240
350,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2028	01/31/2014	A	350,826
100,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2031	01/31/2014	A	100,218
1,890,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	01/31/2014	A	1,895,330
5,605,000	Chicago, IL Motor Fuel Tax[1]	5.000	01/01/2025	01/31/2014	A	5,621,983
560,000	Chicago, IL Motor Fuel Tax[1]	5.250	01/01/2028	01/31/2014	A	561,484
100,000	Chicago, IL Motor Fuel Tax[1]	5.250	01/01/2020	01/01/2020		100,000
2,625,000	Chicago, IL Motor Fuel Tax[1]	5.000	01/01/2023	01/31/2014	A	2,633,715
20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	01/31/2014	A	20,035
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	75,718
34,620,000	Chicago, IL O’Hare International Airport[1,2]	6.000	01/01/2029	01/31/2014	A	34,733,207
2,555,000	Chicago, IL O’Hare International Airport[1,2]	5.250	01/01/2027	01/31/2014	A	2,560,902
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	04/07/2032	B	59,560
50,000	Chicago, IL O’Hare International Airport (General Airport)[1,2]	5.250	01/01/2030	01/31/2014	A	50,010
10,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2021	A	10,115
15,000	Chicago, IL Single Family Mtg., Series 2E1	5.875	06/01/2039	06/01/2014	A	15,475
2,205,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	01/31/2014	A	2,219,729
2,028,890	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	04/02/2015	A	2,096,980
1,295,000	Cicero, IL GO	5.000	12/01/2023	12/01/2022	A	1,380,263
1,500,000	Cicero, IL GO	5.000	12/01/2026	12/01/2022	A	1,550,715
1,005,000	Cicero, IL GO	5.000	12/01/2024	12/01/2022	A	1,055,210
725,000	Cicero, IL GO	5.000	12/01/2025	12/01/2022	A	752,296
4,145,000	Country Club Hills, IL Sales Tax[1]	4.800	12/01/2029	12/12/2028	B	4,141,187
1,500,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2022		1,399,995
5,345,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	01/31/2014	A	5,348,474
1,555,000	IL COP[1]	6.375	07/01/2017	01/31/2014	A	1,557,908
80,000	IL COP[1]	5.800	07/01/2017	01/31/2014	A	80,112
7,245,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2017	01/31/2014	A	7,275,139
105,000	IL Dept. of Central Management Services COP	6.200	07/01/2014	01/31/2014	A	105,507
105,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)[1]	6.000	07/01/2015	07/01/2015		104,666
25,000	IL Devel. Finance Authority (American Water Capital Corp.)[1]	6.250	03/01/2032	09/01/2014	A	25,224

14	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$190,000	IL Devel. Finance Authority (Northern Illinois University)[1]	5.000%		09/01/2024	01/31/2014	A	$190,517
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250		04/01/2022	04/01/2017	A	964,506
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000		06/01/2032	01/31/2014	A	23,617,039
1,935,000	IL Devel. Finance Authority Pollution Control (Central Illinois Public Service Company)[1]	5.950	[5]	08/15/2026	01/16/2014	A	1,939,567
415,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400		03/01/2028	01/16/2014	A	415,909
85,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400		03/01/2028	01/16/2014	A	85,186
12,075,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700		02/01/2024	02/01/2014	A	12,088,282
15,000	IL Educational Facilities Authority (Lake Forest College)[1]	5.000		10/01/2028	08/28/2024	B	14,906
50,000	IL Educational Facilities Authority (Robert Morris College)	5.250		06/01/2014	01/31/2014	A	50,164
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375		06/01/2015	01/31/2014	A	100,314
90,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.500		06/01/2017	01/31/2014	A	90,258
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000		10/01/2028	10/01/2018	A	2,070,220
500,000	IL Finance Authority (Lake Forest College)	5.000		10/01/2022	01/25/2019	B	514,010
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500		08/15/2031	08/15/2015	A	3,176,543
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750		11/15/2033	11/15/2017	A	6,568,376
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000		05/15/2027	05/15/2017	A	100,882
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000		05/01/2028	05/01/2020	A	1,966,762
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	6.500		07/01/2034	07/01/2018	A	21,101,000
17,315,000	IL Finance Authority (Resurrection Health)[1]	6.125		05/15/2025	05/15/2019	A	18,770,153
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750		04/01/2024	10/01/2019	A	2,220,327
700,000	IL Finance Authority (Roosevelt University)[1]	5.125		04/01/2020	04/01/2017	A	720,559
650,000	IL Finance Authority (Roosevelt University)[1]	5.125		04/01/2019	04/01/2017	A	672,737
170,000	IL Finance Authority (Roosevelt University)[1]	5.400		04/01/2027	04/01/2017	A	170,461
1,170,000	IL Finance Authority (RUMC/RCMC Obligated Group)[1]	7.250		11/01/2030	11/01/2018	A	1,358,850
2,380,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250		11/01/2030	11/01/2018	A	2,766,441
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.375		11/01/2029	05/01/2019	A	22,362
8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625		11/01/2039	05/01/2019	A	8,880,968
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750		11/01/2024	11/01/2018	A	23,267
3,150,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500		08/15/2018	10/03/2016	B	3,186,760
1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)[1]	6.000		08/15/2025	08/15/2015	A	1,638,032
5,075,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750		08/15/2029	02/15/2020	A	5,285,511

15	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$20,000	IL GO1	5.000%	06/01/2020	01/31/2014	A	$20,059
2,750,000	IL GO	5.000	08/01/2023	08/01/2023		2,922,398
4,970,000	IL GO1	5.000	03/01/2028	03/13/2027	B	4,929,842
38,720,000	IL GO1	5.000	08/01/2022	08/01/2022		42,046,048
1,300,000	IL GO	5.000	08/01/2025	08/01/2022	A	1,347,853
8,425,000	IL GO1	5.000	01/01/2021	01/01/2020	A	9,103,634
1,100,000	IL GO1	5.000	08/01/2020	08/01/2020		1,219,416
1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	04/20/2016	A	1,011,640
70,000	IL Hsg. Devel. Authority (Crystal Lake Preservation/Danville Preservation/West Chicago Preservation Obligated Group)[1]	5.050	12/20/2020	01/31/2014	A	70,735
3,780,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.250	08/01/2028	02/01/2014	A	3,870,040
85,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.050	08/01/2023	02/01/2014	A	85,071
10,560,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.200	08/01/2024	02/01/2014	A	10,808,688
1,970,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	4.600	08/01/2024	02/01/2014	A	1,970,039
1,855,000	IL Hsg. Devel. Authority (Oakridge Village Apartments)[1]	5.150	07/01/2023	07/01/2014	A	1,888,854
50,000	IL Medical District COP[1]	5.125	06/01/2026	12/23/2024	B	48,392
140,000	IL Medical District COP[1]	5.250	06/01/2032	01/24/2030	B	133,557
3,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	06/15/2023	06/15/2022	A	3,334,080
12,470,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	12/15/2026	06/15/2022	A	13,304,492
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	12/15/2022	06/15/2017	A	2,782,050
25,000	IL Rural Bond Bank[1]	5.150	02/01/2024	02/01/2014	A	25,008
20,000	IL Rural Bond Bank[1]	5.200	02/01/2024	02/01/2014	A	20,007
13,000,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	13,647,010
485,000	Lemont, IL GO1	4.850	12/01/2016	01/31/2014	A	486,741
300,000	Markham, IL GO1	5.250	01/01/2023	02/09/2021	B	294,420
140,000	Markham, IL GO1,2	5.250	01/01/2018	07/25/2016	B	141,800
40,000	Markham, IL Park District[1]	5.900	12/01/2016	01/31/2014	A	40,120
195,000	Melrose Park, IL Water[1]	5.200	07/01/2018	07/01/2014	A	199,031
400,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2026	10/01/2022	A	413,648
450,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2027	10/01/2022	A	461,020
295,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2023	10/01/2022	A	317,090
275,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2024	10/01/2022	A	290,282
445,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2025	10/01/2022	A	464,268
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		918,100
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2023		1,415,137
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	712,989
570,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		556,132
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		504,648
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		921,860

16	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$18,000,000	Springfield, IL Electric[1]	5.000%		03/01/2029	03/01/2016	A	$18,024,300
1,000,000	Springfield, IL Water	5.000		03/01/2025	03/01/2022	A	1,101,390
6,105,000	University of Illinois (Academic Facilities)[1]	5.000		03/15/2026	03/15/2016	A	6,302,436
120,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400		09/01/2030	03/01/2014	A	119,989
1,510,000	Yorkville, IL United City Special Services Area Special Tax	4.600		03/01/2025	04/22/2023	B	1,370,567
3,794,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875		03/01/2036	09/28/2028	B	3,592,880

							497,957,488

Indiana—1.5%
250,000	Boone County, IN Redevel. Commission[1]	5.375		08/01/2023	02/01/2016	A	253,030
20,000	Crown Point, IN Economic Devel. (Christian Homes)[1]	5.700		05/15/2031	05/15/2014	A	20,000
75,000	De Kalb County, IN Redevel. Authority[1]	6.000		07/15/2018	01/30/2014	A	75,313
85,000	Delaware County, IN Redevel. District[1]	6.875		02/01/2018	02/01/2014	A	85,267
3,260,000	Hammond, IN Local Public Improvement District[1]	6.500		08/15/2025	07/14/2015	A	3,308,444
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	02/01/2018	A	3,598,280
2,010,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000		01/15/2017	08/04/2015	B	2,008,673
500,000	IN Finance Authority (Butler University)	5.000		02/01/2022	02/01/2022		554,580
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000	[5]	03/01/2029	03/01/2021	C	8,463,356
1,805,000	IN Finance Authority (Marquette University)	5.000		03/01/2024	03/01/2014	A	1,804,982
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000		05/01/2026	05/01/2022	A	1,913,847
500,000	IN Finance Authority (Sisters of St. Fancis Health)[1]	5.250		11/01/2024	11/01/2018	A	550,105
25,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.375		09/15/2022	01/31/2014	A	25,021
4,030,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500		09/15/2031	01/23/2028	B	4,000,379
2,920,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.125		09/01/2018	01/31/2014	A	2,930,541
10,675,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.250		09/01/2023	01/31/2014	A	10,711,829
30,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1,2]	6.450		01/01/2040	07/01/2018	A	31,275
85,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1,2]	5.250		01/01/2037	07/01/2014	A	86,674
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750		07/01/2030	04/22/2020	A	1,494,667
290,000	Indianapolis, IN Multifamily Hsg. (Cambridge Station Apartments)[1,2]	4.850		01/01/2021	10/26/2015	A	292,195
7,405,000	Jasper, IN Hospital Authority (Little Company of Mary Hospital of Indiana)[1]	5.625		11/01/2022	02/03/2014	A	7,440,988
20,000	Jasper, IN Hospital Authority (Memorial Hospital and Health Center)[1]	5.500		11/01/2017	02/03/2014	A	20,095
4,800,000	Lake County, IN Building Corp.	5.000		02/01/2024	09/02/2022	B	4,784,064
25,000	Lawrence County, IN (South Lawrence Utilities)[1]	5.000		06/23/2027	01/31/2014	A	25,060
50,000	Richmond, IN Hospital Authority (Reid Hospital & Health Care Services)[1]	6.500		01/01/2029	01/01/2019	A	54,027

							54,532,692

Kansas—0.3%
2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)[1]	7.000		09/01/2029	09/01/2019	A	2,772,538

17	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kansas (Continued)
$55,000	Burlington, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.300%	06/01/2031	06/01/2014	A	$55,183
600,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	03/31/2022	B	482,862
3,795,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.800	12/01/2038	10/31/2020	A	3,976,488
3,215,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.875	06/01/2039	03/31/2024	A	3,396,847
60,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	05/15/2014	B	63,563
315,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	12/01/2015	A	335,406

						11,082,887

Kentucky—0.4%
15,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)[1]	5.000	03/01/2023	01/31/2014	A	15,057
100,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)	5.625	03/01/2015	01/31/2014	A	100,418
135,000	KY Area Devel. Districts (City of Ewing)[1]	5.400	12/01/2021	01/31/2014	A	135,236
1,515,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	1,558,859
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	3,986,904
11,130,000	KY Hsg. Corp., Series F1	4.600	07/01/2025	01/31/2014	A	11,348,037
15,000	KY Hsg. Corp., Series N1	5.000	07/01/2027	07/01/2017	A	15,274
45,000	Louisville & Jefferson County, KY Regional Airport[1]	5.250	07/01/2031	01/31/2014	A	45,009

						17,204,794

Louisiana—0.8%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	01/31/2014	A	70,024
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	04/30/2014	A	1,999,840
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	01/31/2014	A	190,011
10,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	01/31/2014	A	10,009
1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2022	A	1,789,550
5,690,000	Jefferson Parish, LA Hospital Service District No. 2 (East Jefferson General Hospital)[1]	6.250	07/01/2026	07/01/2016	A	5,865,992
4,450,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	06/01/2022	A	4,803,997
60,000	LA HFA (Homeownership)[1,2]	6.550	06/01/2040	06/01/2018	A	63,798
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	360,360
3,235,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	05/16/2018	A	3,260,912
1,890,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	01/10/2016	B	1,951,822
110,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	12/01/2015	A	111,795
450,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2028	05/15/2018	A	466,934
2,000,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2021	07/15/2014	A	2,033,360
30,000	New Orleans, LA Sewage Service	5.000	06/01/2016	01/31/2014	A	30,083
20,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2020	01/31/2014	A	20,047

18	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Louisiana (Continued)
$60,000	New Orleans, LA Sewage Service[1]	5.000%		06/01/2022	01/31/2014	A	$60,090
15,000	New Orleans, LA Sewage Service[1]	5.500		06/01/2017	01/31/2014	A	15,045
1,000,000	New Orleans, LA Sewage Service[1]	5.500		06/01/2017	01/31/2014	A	1,003,010
40,000	New Orleans, LA Sewage Service	5.375		06/01/2016	01/31/2014	A	40,123
55,000	New Orleans, LA Sewage Service[1]	5.400		06/01/2017	01/31/2014	A	55,158
100,000	New Orleans, LA Sewage Service	5.300		06/01/2015	01/31/2014	A	100,282
50,000	New Orleans, LA Sewage Service[1]	5.500		06/01/2019	01/31/2014	A	50,130
2,745,000	New Orleans, LA Water[1]	5.000		12/01/2020	01/31/2014	A	2,752,521
10,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)	5.300		10/01/2018	01/31/2014	A	10,118

							27,115,011

Maine—0.2%
2,815,000	ME Educational Authority (Student Loan)[2]	5.050		12/01/2027	12/06/2026	B	2,741,247
15,000	ME H&HEFA (Blue Hill Memorial Hospital/Bowdoin College Obligated Group)[1]	5.000		07/01/2018	01/31/2014	A	15,037
25,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250		07/01/2031	01/31/2014	A	25,012
40,000	ME H&HEFA, Series A1	6.000		07/01/2024	01/31/2014	A	40,186
1,770,000	ME Hsg. Authority[1]	4.800		11/15/2024	01/31/2014	A	1,770,974

							4,592,456

Maryland—0.2%
180,000	Annapolis, MD Economic Devel. (St. John’s College)[2]	5.500		10/01/2018	01/31/2014	A	180,772
2,415,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750		09/01/2039	01/10/2016	A	2,564,827
500,000	MD H&HEFA (Carroll Hospital Center)	5.000		07/01/2025	07/01/2022	A	532,210
500,000	MD H&HEFA (Carroll Hospital Center)	5.000		07/01/2027	07/01/2022	A	521,625
1,915,000	MD H&HEFA (Carroll Hospital Center)	5.000		07/01/2023	07/01/2022	A	2,068,334
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500		07/01/2026	01/31/2014	A	65,064
135,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750		07/01/2029	07/01/2014	A	137,376

							6,070,208

Massachusetts—1.3%
725,000	Auburn, MA GO1	5.125		06/01/2020	06/01/2014	A	738,956
50,000	Lynne, MA Water & Sewer Commission[1]	4.750		12/01/2027	01/31/2014	A	50,115
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		592,499
4,770,000	MA Devel. Finance Agency (Boston Medical Center)	5.250		07/01/2025	07/01/2022	A	5,004,923
6,295,000	MA Devel. Finance Agency (Boston Medical Center)	5.250		07/01/2023	07/01/2022	A	6,719,409
2,335,000	MA Devel. Finance Agency (Boston Medical Center)	5.250		07/01/2026	07/01/2022	A	2,429,124
6,425,000	MA Devel. Finance Agency (Boston Medical Center)	5.250		07/01/2024	07/01/2022	A	6,801,826
235,000	MA Devel. Finance Agency (Curry College)[1]	5.250		03/01/2014	03/01/2014		236,537
3,730,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200		02/20/2046	02/17/2015	A	3,955,926
305,000	MA Educational Financing Authority[2]	5.300		01/01/2016	01/31/2014	A	305,967
150,000	MA Educational Financing Authority, Series H1,2	6.350		01/01/2030	01/01/2018	A	157,703
60,000	MA H&EFA (Boston Medical Center)[1]	5.750		07/01/2031	07/01/2018	A	61,757
50,000	MA H&EFA (Capital Asset Program)[1]	0.590	[5]	07/01/2030	01/30/2014	A	36,235
10,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[1]	5.000		07/01/2018	01/31/2014	A	10,027

19	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$35,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000%		07/01/2028	08/19/2023	B	$35,000
1,155,000	MA HFA (Rental Hsg.)[1,2]	5.050		07/01/2018	01/31/2014	A	1,171,620
5,750,000	MA HFA (Single Family Hsg.)[1]	4.800	[5]	12/01/2027	12/01/2016	A	5,781,338
2,450,000	MA HFA, Series C	5.250		07/01/2025	01/31/2014	A	2,457,546
3,530,000	MA HFA, Series Q1	5.050		12/01/2023	01/31/2014	A	3,548,744
4,750,000	MA Port Authority (US Airways)[1]	5.875		09/01/2023	01/31/2014	A	4,751,425
200,000	MA Port Authority (US Airways)	5.800		09/01/2015	01/31/2014	A	200,882
6,935,000	MA Port Authority (US Airways)[1]	6.000		09/01/2021	01/31/2014	A	6,937,358
145,000	MA Port Authority (US Airways)[1]	5.750		09/01/2016	01/31/2014	A	145,247
210,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	02/01/2014	A	210,872

							52,341,036

Michigan—7.1%
15,000	Battle Creek, MI Tax Increment Finance Authority[1]	5.000		05/01/2016	05/01/2014	A	15,112
7,690,000	Detroit, MI Building Authority[1]	5.125		07/01/2019	01/31/2014	A	7,695,767
1,835,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2018	08/01/2016	B	1,809,971
20,000	Detroit, MI GO	5.000		04/01/2021	04/01/2021		17,846
425,000	Detroit, MI GO	5.375		04/01/2014	04/01/2014		421,706
1,535,000	Detroit, MI GO	5.375		04/01/2017	04/01/2017		1,456,393
2,000,000	Detroit, MI GO	5.000		04/01/2018	04/01/2018		1,942,800
250,000	Detroit, MI GO	5.000		04/01/2021	04/01/2021		232,945
1,100,000	Detroit, MI GO	5.375		04/01/2015	04/01/2015		1,084,479
100,000	Detroit, MI GO	5.000		04/01/2019	04/01/2019		95,665
135,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375		05/01/2018	04/03/2016	B	127,291
300,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2022	07/01/2022		297,543
35,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2024	07/01/2024		34,384
5,930,000	Detroit, MI Sewer Disposal System[1]	7.000		07/01/2027	07/01/2019	A	6,237,411
25,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2017	07/01/2017		24,840
31,990,000	Detroit, MI Water and Sewerage Dept.	5.500		07/01/2025	07/01/2025		31,244,953
17,000,000	Detroit, MI Water and Sewerage Dept.	5.500		07/01/2024	07/01/2024		16,668,500
5,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.000		07/01/2023	07/01/2023		4,753,000
440,000	Detroit, MI Water Supply System[1]	5.000		07/01/2034	02/17/2032	B	395,674
855,000	Detroit, MI Water Supply System[1]	5.500		07/01/2026	07/01/2018	A	875,529
100,000	Detroit, MI Water Supply System[1]	5.000		07/01/2027	07/01/2027		94,641
400,000	Detroit, MI Water Supply System[1]	5.000		07/01/2029	07/13/2028	B	377,724
2,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2026	07/01/2026		1,915,680
11,245,000	Detroit, MI Water Supply System[1]	5.000		07/01/2028	07/01/2028		10,549,272
580,000	Detroit, MI Water Supply System[1]	5.000		07/01/2023	07/01/2023		574,815
1,935,000	Detroit, MI Water Supply System[1]	5.000		07/01/2033	03/07/2033	B	1,745,177
200,000	Detroit, MI Water Supply System[1]	5.750		07/01/2026	07/01/2018	A	207,936
270,000	Detroit, MI Water Supply System[1]	5.750		07/01/2025	07/01/2018	A	281,823
3,650,000	Ecorse City, MI GO1	5.800		11/01/2026	02/28/2020	A	3,688,507
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625		05/01/2015	05/01/2014	A	10,180
3,560,000	MI Finance Authority (Local Government Loan Program)	5.000		11/01/2023	11/01/2019	A	3,797,061
6,895,000	MI Finance Authority (Local Government Loan Program)	5.000		11/01/2024	11/01/2019	A	7,218,996
7,250,000	MI Finance Authority (Local Government Loan Program)	5.000		11/01/2025	11/01/2019	A	7,541,160

20	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Michigan (Continued)
$7,620,000	MI Finance Authority (Local Government Loan Program)	5.000%		11/01/2026	11/01/2019	A	$7,864,983
10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000		11/01/2032	11/01/2032		9,997,187
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000		11/01/2029	11/01/2019	A	8,975,074
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000		11/01/2027	11/01/2019	A	8,214,335
1,820,000	MI Finance Authority (School District)	5.000		06/01/2019	06/01/2019		1,985,948
2,400,000	MI Finance Authority (School District)	5.000		06/01/2018	06/01/2018		2,628,840
1,500,000	MI Finance Authority (School District)	5.000		06/01/2017	06/01/2017		1,631,550
1,150,000	MI Finance Authority (School District)	5.000		06/01/2020	06/01/2020		1,243,817
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2026	06/01/2022	A	2,103,940
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2025	06/01/2022	A	3,079,151
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2023	06/01/2022	A	2,613,967
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2027	06/01/2022	A	2,089,300
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2024	06/01/2022	A	2,975,029
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750		05/15/2016	01/31/2014	A	20,946
2,405,000	MI Hsg. Devel. Authority (Danbury Manor)[1]	5.300	[5]	06/01/2035	02/01/2014	A	2,443,648
12,925,000	MI Hsg. Devel. Authority, Series A1,2	5.150		10/01/2029	01/31/2014	A	13,024,781
50,000	MI Municipal Bond Authority[1]	6.000		11/01/2023	01/31/2014	A	50,204
8,290,000	MI Tobacco Settlement Finance Authority[1]	5.125		06/01/2022	07/08/2019	B	6,887,664
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250		08/01/2023	08/01/2014	A	20,256,200
10,890,000	Wayne County, MI Airport Authority[1]	5.000		12/01/2022	12/01/2021	A	11,501,800
13,415,000	Wayne County, MI Airport Authority[1]	5.000		12/01/2021	12/01/2021		14,400,198
7,225,000	Wayne County, MI Airport Authority[1]	4.000		12/01/2020	12/01/2020		7,437,776
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250		12/01/2025	12/01/2015	A	7,653,387
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2024	12/01/2017	A	6,527,063
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250		12/01/2021	12/01/2015	A	6,241,190
1,485,000	Wayne County, MI Building Authority[1]	5.250		06/01/2016	01/31/2014	A	1,490,554
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2018	05/01/2014	A	30,272
2,830,000	Wayne, MI Charter County GO1	6.750		11/01/2039	08/21/2019	A	2,983,103

							269,786,688
Minnesota—0.0%
30,000	Minneapolis, MN Community Devel. Agency[1]	5.700		12/01/2027	06/01/2014	A	30,301
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2017	09/01/2017		335,976
160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2017	03/01/2017		162,525
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2018	09/01/2018		349,188
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2018	03/01/2018		338,662
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2014	09/01/2014		146,788
180,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2014	03/01/2014		180,549

21	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Minnesota (Continued)
$150,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000%		09/01/2015	09/01/2015		$153,360
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2015	03/01/2015		147,292

							1,844,641
Mississippi—0.9%
90,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500		07/01/2021	01/31/2014	A	90,122
730,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750		07/01/2031	01/31/2014	A	730,321
35,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125		07/01/2015	01/31/2014	A	35,130
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200		07/01/2018	01/31/2014	A	747,056
25,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150	[5]	09/01/2028	04/16/2014	A	25,060
22,820,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	04/01/2022		22,726,210
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300		12/01/2028	01/09/2027	B	78,461
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000		08/15/2026	08/15/2017	A	8,196,858
1,625,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)[1]	5.750		04/01/2029	11/30/2026	B	1,583,416
100,000	MS Small Business Enterprise[1]	4.750		12/01/2017	06/01/2014	A	101,166
3,020,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850		11/01/2027	04/30/2014	A	3,019,758

							37,333,558
Missouri—1.0%
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250		03/01/2016	03/01/2016		103,839
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125		03/01/2015	03/01/2015		127,872
90,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.000		03/01/2014	03/01/2014		90,340
25,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300		05/15/2028	01/31/2014	A	25,020
700,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150		06/01/2016	06/01/2014	A	716,905
1,800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	5.625		06/01/2023	09/01/2014	A	1,808,586
730,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200		11/01/2022	11/01/2018	B	707,837
1,120,000	Meadows, MO Transportation Devel. District[1]	5.400		05/01/2035	05/01/2018	A	1,131,099
205,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500		07/01/2019	01/31/2014	A	205,882
5,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125		01/01/2019	01/31/2014	A	5,020
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450		01/01/2018	01/31/2014	A	25,075
195,000	MO H&EFA (Rockhurst University)[1]	6.500		10/01/2035	10/01/2018	A	210,889
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500		11/15/2028	11/15/2018	A	21,547,200
15,000	MO Monarch-Chesterfield Levee District[1]	5.750		03/01/2019	01/31/2014	A	15,056
10,000	MO Southern State College (Auxiliary Enterprise System)[1]	5.500		04/01/2023	01/31/2014	A	10,011
275,000	Raymore, MO Tax Increment[1]	5.125		03/01/2014	03/01/2014		270,889
3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125		12/01/2031	06/01/2017	A	3,157,862

22	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,335,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200%	11/01/2021	08/15/2015	B	$1,333,198
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	3,846,716
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	110,439
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2026	07/01/2022	A	1,254,499
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2021	07/01/2021		1,289,166
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2024	07/01/2022	A	1,417,832
40,000	St. Louis, MO IDA (Maryville Gardens Associates)[1]	5.125	12/20/2030	01/31/2014	A	40,023
100,000	St. Louis, MO IDA (St. Raymond Apartment Associates)[1]	5.125	12/20/2029	06/20/2014	A	100,938
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	08/27/2021	B	1,273,833

						40,826,026
Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	01/31/2014	A	215,314
Nebraska—0.3%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		839,902
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	01/31/2014	A	30,035
1,375,000	NE Public Power District	5.000	01/01/2024	01/01/2018	A	1,532,259
2,000,000	NE Public Power District	5.000	01/01/2023	01/01/2018	A	2,238,540
1,100,000	NE Public Power District	5.000	01/01/2026	01/01/2018	A	1,188,979
1,000,000	NE Public Power District	5.000	01/01/2025	01/01/2018	A	1,101,650
1,500,000	NE Public Power District	5.000	01/01/2020	01/01/2018	A	1,687,545
1,395,000	NE Public Power District	5.000	01/01/2019	01/01/2018	A	1,578,652
1,100,000	NE Public Power District	5.000	01/01/2022	01/01/2018	A	1,237,533
1,300,000	NE Public Power District	5.000	01/01/2021	01/01/2018	A	1,464,138

						12,899,233
Nevada—0.9%
150,000	Clark County, NV Economic Devel. (Alexander Dawson School at Rainbow Mountain)[1]	5.375	05/15/2033	01/31/2014	A	150,397
595,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		609,381
975,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		982,478
1,025,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		1,091,092
880,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		937,596
965,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		1,032,878
25,000	Henderson, NV Health Care Facility (Catholic Healthcare West/Bakersfield Memorial Hospital Obligated Group)[1]	5.625	07/01/2024	07/01/2014	A	25,640
25,000	Henderson, NV Redevel. Agency Tax Allocation[1]	7.200	10/01/2025	01/31/2014	A	25,014
50,000	Henderson, NV Redevel. Agency Tax Allocation[1]	6.900	10/01/2017	01/31/2014	A	50,129

23	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$140,000	Henderson, NV Redevel. Agency Tax Allocation[1]	5.100%	10/01/2020	01/31/2014	A	$140,081
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.375	06/01/2014	06/01/2014		101,399
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.500	06/01/2015	06/01/2015		260,547
495,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2022	06/01/2022		500,564
445,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2023	06/01/2023		445,369
220,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		220,328
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2027		1,282,419
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2028		5,102,992
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	11/04/2029	B	10,033,928
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2024		1,413,158
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2025		971,710
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2023		1,630,645
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	10/01/2026		3,431,880
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2022		154,651
225,000	NV Hsg. Division (Multi-Unit Hsg.)[1,2]	5.900	10/01/2016	02/01/2014	A	225,718
5,665,000	Reno, NV Health (DHlth/BMH/CHSB Obligated Group)[1]	5.250	07/01/2031	07/01/2017	A	5,709,074
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	01/31/2014	A	100,182
300,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	01/31/2014	A	300,720
120,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Servicces Obligated Group)[1]	5.125	06/01/2031	05/31/2014	A	119,996

						37,049,966
New Hampshire—0.2%
265,000	NH Business Finance Authority (Pennichuck Water Works)	6.300	05/01/2022	01/31/2014	A	266,087
7,865,000	NH H&EFA (Southern New Hampshire Medical Center/Southern New Hampshire Health System Obligated Group)[1]	5.000	10/01/2032	10/01/2017	A	7,937,987
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	01/31/2014	A	60,932
230,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	07/01/2017	A	239,343
50,000	NH HFA (Single Family Mtg.)[1]	5.000	07/01/2031	01/01/2016	A	50,208
615,000	NH HFA (Single Family Mtg.)[1,2]	5.850	01/01/2034	08/12/2014	A	618,456

						9,173,013
New Jersey—1.3%
4,335,000	Essex County, NJ Improvement Authority (Ballantyne House)[1]	4.850	11/01/2032	04/30/2014	A	4,334,827
5,000	Mount Holly, NJ Municipal Utilities Authority[1]	4.750	12/01/2018	01/31/2014	A	5,015
2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	01/31/2014	A	2,753,190
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/01/2014	A	604,532
4,320,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/01/2014	A	4,389,206
50,000	NJ EDA (Municipal Rehabilitation)[1]	4.625	04/01/2025	01/31/2014	A	50,139
1,255,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2022	04/22/2019	B	1,246,428
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,004,266
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	05/20/2019	B	4,620,150
18,070,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	03/22/2017	A	18,678,778

24	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$18,145,000	NJ Tobacco Settlement Financing Corp.[1]	4.500%		06/01/2023	01/14/2017	B	$16,761,444

							54,447,975
New Mexico—0.0%
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125		08/01/2028	08/01/2018	A	140,904
10,000	University of New Mexico[1]	4.750		01/01/2028	07/01/2014	A	10,033

							150,937
New York—3.3%
8,000,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	11/12/2019	B	7,853,200
4,610,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	09/17/2015	B	4,462,203
8,750,000	NYC GO1	4.900	[5]	12/15/2028	01/07/2014	A	8,750,000
5,000,000	NYC IDA (American Airlines)[1]	8.000		08/01/2028	08/01/2016	A	5,443,600
9,000,000	NYC IDA (American Airlines)[1]	7.750		08/01/2031	08/01/2016	A	9,701,730
3,715,000	NYC IDA (American Airlines)[1]	7.500		08/01/2016	05/25/2015	B	3,939,460
15,750,000	NYC IDA (American Airlines)[1,2]	7.625		08/01/2025	08/01/2016	A	17,017,245
13,695,000	NYC Transitional Finance Authority[1]	5.500		11/01/2028	11/01/2015	A	14,651,048
41,200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	12/01/2015	A	42,940,288
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	01/31/2014	A	4,886,558
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	01/31/2014	A	5,079,213
2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	10/25/2033	B	1,846,500

							126,571,045
North Carolina—0.3%
2,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000		06/01/2031	06/01/2018	A	2,091,980
720,000	NC Medical Care Commission (AHA1HC/AHA3HC/AHA4HC/AHACHC/AHEHC/AHA7HC Obligated Group)[1]	5.500		10/01/2024	10/01/2014	A	737,323
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	10/01/2014	A	1,023,440
1,620,000	NC Medical Care Commission (Catholic Health East)	5.250		11/15/2022	05/15/2017	A	1,723,712
1,970,000	NC Medical Care Commission (Catholic Health East)	5.250		11/15/2023	05/15/2017	A	2,080,931
460,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500		10/01/2019	01/31/2014	A	460,879
2,000,000	NC Medical Care Commission (UHSEC)[1]	6.000		12/01/2029	12/01/2018	A	2,234,520

							10,352,785
North Dakota—0.0%
50,000	Bismarck, ND Health Care Facilities (St. Alexius Medical Center/Garrison Memorial Hospital Obligated Group)[1]	5.000		07/01/2028	01/31/2014	A	50,022
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500		08/01/2023	08/01/2015	A	100,400
15,000	Ward County, ND Health Care Facilities (Trinity Hospital/Trinity Medical Center/Trinity Nursing Home Obligated Group)[1]	6.250		07/01/2021	01/31/2014	A	15,025

							165,447
Ohio—3.7%
3,450,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)	5.000		11/15/2025	05/15/2022	A	3,647,340

25	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,000,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)	5.000%	11/15/2024	05/15/2022	A	$1,067,030
50,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	09/02/2020	B	42,046,569
8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	09/03/2020	B	6,979,485
1,000,000	Butler County, OH GO	5.000	12/01/2022	12/01/2022		1,155,910
35,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	01/31/2014	A	35,018
515,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	05/15/2014	A	515,088
1,115,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375	05/15/2018	05/15/2014	A	1,114,955
190,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	01/31/2014	A	190,182
44,995,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1,2]	7.500	01/01/2030	01/03/2024	B	44,215,687
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	01/31/2014	A	3,076,891
1,040,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	09/13/2018	B	1,031,909
555,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2032	06/01/2015	A	555,050
300,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2027	06/01/2015	A	301,806
770,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	12/13/2015	B	827,057
9,935,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2026	06/01/2022	A	10,385,751
7,000,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2027	06/01/2022	A	7,244,300
6,200,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2025	06/01/2022	A	6,534,428
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2023	06/01/2022	A	1,614,870
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2024	06/01/2022	A	6,080,646
20,000	Knox County, OH (Job & Family Services Building Construction)[1]	5.000	12/01/2022	01/06/2014	A	20,014
10,000	Lake County, OH Sewer District Improvements	5.850	12/01/2016	01/31/2014	A	10,045
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)	5.000	11/15/2030	11/15/2023	A	1,522,695
415,000	Lucas County, OH GO1	6.500	12/01/2016	01/31/2014	A	417,133
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2024	A	315,076
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2024	A	325,789
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2024	A	339,578
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		226,443
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2023		286,119
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2022	A	300,820
875,000	Miami County, OH Hospital Facility (Upper Valley Medical Center)[1]	5.250	05/15/2026	05/15/2016	A	898,363
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	01/31/2014	A	40,047
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	06/01/2014	A	467,995

26	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Ohio (Continued)
$30,000	OH HFA[1]	5.250%		09/01/2030	01/31/2014	A	$30,011
2,080,000	Penta, OH Career Center COP	5.250		04/01/2025	04/01/2022	A	2,312,814
2,915,000	Penta, OH Career Center COP	5.250		04/01/2024	04/01/2022	A	3,275,994
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[7]	6.400		02/15/2034	02/27/2030	B	1,527,747
1,600,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[7]	6.300		02/15/2024	10/07/2019	B	1,366,128
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000		12/01/2026	06/01/2022	A	3,611,962
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750		12/01/2028	12/01/2018	A	801,645
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250		01/01/2024	01/01/2021	A	1,493,738
225,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600		11/15/2015	01/31/2014	A	225,002
70,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400		05/15/2014	05/15/2014		69,828

							158,504,958
Oklahoma—1.8%
85,000	Cherokee County, OK EDA (NSU Student Hsg.)[1]	5.250		12/01/2034	06/04/2030	B	84,145
20,000	OK Colleges Board of Regents COP (Lease Rentals)[1]	5.375		04/01/2022	01/31/2014	A	20,028
1,050,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600		10/01/2035	02/01/2014	A	1,091,370
1,000,000	Tulsa, OK Airports[1]	5.375		06/01/2024	06/01/2015	A	1,028,330
69,820,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	7.750	[5]	06/01/2035	12/01/2014	C	72,507,372

							74,731,245
Oregon—0.0%
25,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)[1]	5.375		10/01/2026	01/31/2014	A	25,001
15,000	Klamath Falls, OR Airport[1]	5.500		07/01/2016	01/31/2014	A	15,064
20,000	OR GO1	5.375		08/01/2028	02/01/2014	A	20,008
15,000	OR GO (Alternate Energy)[1]	5.400		07/01/2016	01/31/2014	A	15,064
20,000	OR GO (Alternate Energy)[1]	5.000		07/01/2017	01/31/2014	A	20,079
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700		08/01/2016	02/01/2014	A	25,075
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.800		08/01/2027	02/01/2014	A	35,029
45,000	OR GO (Elderly & Disabled Hsg.)[1]	4.800		08/01/2024	02/01/2014	A	45,016
40,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300		08/01/2026	02/01/2014	A	40,054
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200		08/01/2020	02/01/2014	A	15,032
65,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650		08/01/2026	02/01/2014	A	65,053
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600		08/01/2019	02/01/2014	A	20,037
65,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550		08/01/2016	02/01/2014	A	65,189
35,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000		08/01/2026	02/01/2014	A	35,039
50,000	OR Health Hsg. Educational & Cultural Facilities Authority (Peacehealth)[1]	5.000		11/15/2026	01/31/2014	A	50,153
15,000	Port Umatilla, OR Water[1]	6.450		08/01/2014	02/01/2014	A	15,074
1,155,000	Portland, OR Hsg. Authority (Clay Street Apartments)[1]	5.500		12/01/2021	01/31/2014	A	1,158,546
995,000	Portland, OR Hsg. Authority (Columbia Street Apartments)[1]	5.500		12/01/2021	01/31/2014	A	998,055

27	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000%	01/01/2016	03/25/2015	B	$1,001,320

						3,663,888
Other Territory—0.4%
3,519,106	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		3,698,053
2,716,759	Public Hsg. Capital Fund Multi-State Revenue Trust II1	4.500	07/01/2022	07/01/2022		2,844,392
8,673,193	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		8,980,310

						15,522,755
Pennsylvania—3.1%
835,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	07/01/2014		847,692
3,680,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	01/31/2014	A	3,683,054
2,780,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2026	05/01/2026		2,773,467
5,335,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2025	05/01/2022	A	5,387,123
925,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	10/07/2015	B	954,822
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	2,515,032
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,079,370
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	01/31/2014	A	5,504,015
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000	05/01/2026	05/01/2022	A	1,454,455
1,675,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	01/31/2014	A	1,675,017
7,565,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	01/31/2014	A	7,593,974
35,000,000	Montgomery County, PA IDA[3]	5.750	08/01/2030	03/02/2017	A	36,804,250
350,140	Northampton County, PA IDA (Northampton Generating)[1,8]	5.000	12/31/2023	12/31/2023		291,950
4,522	Northampton County, PA IDA (Northampton Generating)	5.000	12/31/2023	12/31/2023	A	—
32,235,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	34,744,817
1,145,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	01/31/2014	A	1,147,176
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	01/31/2014	A	25,022
785,000	PA HEFA (Ursinus College)	5.000	01/01/2025	01/01/2022	A	836,629
1,970,000	PA HEFA (Ursinus College)	5.000	01/01/2027	01/01/2022	A	2,054,395
8,965,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	12/21/2029	B	8,921,520
3,735,000	Reading, PA GO1	5.625	11/15/2020	03/07/2018	B	3,804,994
4,855,000	Susquehanna, PA Area Regional Airport Authority	5.000	01/01/2020	01/01/2020		5,066,969
4,120,000	Susquehanna, PA Area Regional Airport Authority	5.000	01/01/2023	01/01/2023		4,203,801

						131,369,544
Rhode Island—2.6%
15,000	Exeter West Greenwich, RI Regional School District[1]	5.000	09/15/2017	01/31/2014	A	15,059
25,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250	12/15/2018	01/31/2014	A	25,041
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	01/31/2014	A	95,080
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,405,469

28	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$55,000	Providence, RI Public Building Authority, Series A	5.125%		12/15/2014	01/31/2014	A	$55,138
5,000	Providence, RI Public Building Authority, Series A1	5.125		12/15/2017	01/31/2014	A	5,009
915,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800		09/01/2022	01/31/2014	A	915,732
20,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)[1]	5.000		06/15/2015	01/31/2014	A	20,077
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000		05/15/2039	05/15/2019	A	5,522,900
690,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250		05/15/2026	01/31/2014	A	690,317
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000		05/15/2021	05/15/2017	A	1,121,999
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000		05/15/2022	05/15/2017	A	4,198,638
4,065,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750		05/15/2023	01/31/2014	A	4,069,837
15,000,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000		05/15/2026	05/15/2016	A	15,390,900
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	01/31/2014	A	145,244
32,530,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	09/17/2027	B	31,337,125
6,620,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000		06/01/2023	04/18/2014	B	6,619,404
31,965,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	06/08/2018	B	31,409,448
845,000	West Warwick, RI GO1	5.150		03/01/2022	01/31/2014	A	847,738
500,000	Woonsocket, RI GO1	6.000		10/01/2018	03/31/2014	A	499,955

							108,390,110
South Carolina—0.3%
175,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1,2]	6.125		10/01/2017	04/29/2016	B	171,621
525,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)[1]	5.000		05/01/2025	01/31/2014	A	526,727
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2019	12/01/2017	A	230,626
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2027	12/01/2017	A	277,695
9,955,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100		04/01/2023	04/01/2014	A	9,957,688
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[4]	01/01/2026	01/01/2026		107,129
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[4]	01/01/2021	01/01/2021		345,508
25,000	SC Hsg. Finance & Devel. Authority[1,2]	5.450		07/01/2029	07/01/2017	A	25,528

							11,642,522
South Dakota—0.1%
200,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	11/01/2015	A	204,162
4,415,000	SD Hsg. Devel. Authority (Homeownership)[1]	4.900		11/01/2025	05/15/2014	A	4,473,543

							4,677,705
Tennessee—0.9%
10,000	Blount County, TN Hospital, Series B1	5.125		07/01/2019	01/31/2014	A	10,018
19,530,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2023	02/01/2023		20,829,526
1,160,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2021	02/01/2021		1,253,276

29	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Tennessee (Continued)
$12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250%		09/01/2024	09/01/2024		$13,053,889

							35,146,709
Texas—6.8%
605,000	Austin, TX Utility System	6.730	[4]	11/15/2014	05/15/2014	A	582,948
3,280,000	Bexar County, TX HFC (Dymaxion & Marbach Park Apartments)[1]	6.100		08/01/2030	02/01/2014	A	3,311,652
410,000	Bexar County, TX HFC (Perrin Square)[1]	6.550		12/20/2034	01/31/2014	A	424,932
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		4,492
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250		06/01/2023	07/08/2021	B	54,901
6,860,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2025	11/01/2020	A	7,106,960
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2029	11/01/2018	A	7,195,087
4,000,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2023	11/01/2020	A	4,225,000
5,000,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2024	11/01/2020	A	5,220,500
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2023	11/01/2020	A	4,489,062
12,540,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2026	11/01/2020	A	12,892,123
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2027	11/01/2020	A	7,573,737
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2024	11/01/2020	A	5,220,500
8,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2025	11/01/2020	A	8,288,000
1,000,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2026	11/01/2022	A	1,034,810
2,875,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2026	11/01/2020	A	3,029,704
7,655,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2027	11/01/2021	A	7,815,296
1,880,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2024	11/01/2020	A	2,023,105
3,375,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2025	11/01/2020	A	3,592,485
5,765,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2028	11/01/2021	A	5,850,437
6,800,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2029	11/01/2022	A	6,867,252
12,145,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2030	11/01/2022	A	12,178,642
1,200,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2027	11/01/2022	A	1,227,732
2,000,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2028	11/01/2022	A	2,032,720
35,000	Del Rio, TX Airport	5.400		07/01/2019	01/31/2014	A	35,125
50,000	Eagle Pass, TX Waterworks & Sewer[1]	5.050		12/01/2017	01/31/2014	A	50,191
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000		08/15/2023	08/15/2017	A	8,249,256
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000		08/15/2027	08/15/2017	A	5,417,950
25,000	Fort Bend County, TX Municipal Utility District No. 118	4.350		09/01/2016	01/31/2014	A	25,061
440,000	Gonzales, TX Healthcare System[1]	5.500		08/15/2019	01/31/2014	A	440,810
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000		04/01/2028	01/31/2014	A	340,231
3,950,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College Medicine)	5.000		11/15/2026	11/15/2022	A	4,151,608
12,350,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750		02/15/2021	02/15/2014	A	14,188,668
1,235,000	Harris County, TX Sports Authority Revenue[1]	5.250		11/15/2021	01/31/2014	A	1,237,705
2,720,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2025	12/05/2024	B	2,694,650
360,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2026	05/15/2014	A	359,978
1,955,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2030	01/04/2030	B	1,929,683
700,000	Harris County-Houston, TX Sports Authority	5.473	[4]	11/15/2018	11/15/2018		537,838
30,000	Harris County-Houston, TX Sports Authority[1]	5.750		11/15/2020	01/31/2014	A	30,067

30	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas (Continued)
$2,105,000	Harris County-Houston, TX Sports Authority[1]	5.750%		11/15/2019	01/31/2014	A	$2,109,715
570,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2022	01/31/2014	A	570,108
5,205,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2028	12/05/2027	B	5,142,904
7,140,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2030	12/09/2028	B	7,047,537
915,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500		07/15/2017	01/31/2014	A	918,166
3,000,000	Houston, TX Airport System[1]	5.000		07/01/2026	07/01/2021	A	3,238,140
2,000,000	Houston, TX Airport System	5.000		07/01/2030	07/01/2022	A	2,013,760
6,150,000	Houston, TX Airport System	5.000		07/01/2027	07/01/2022	A	6,334,561
395,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750		06/01/2033	12/01/2014	A	408,442
910,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875		05/15/2021	03/02/2018	B	1,008,034
600,000	Houston, TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)[1]	5.000		09/01/2031	01/31/2014	A	601,308
1,095,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625		02/01/2020	02/01/2014	A	1,097,059
35,000	Laredo, TX Independent School District Public Facility Corp.[1]	5.000		08/01/2024	02/01/2014	A	35,141
22,520,000	McLennan County, TX Public Facility Corp.[1]	6.625		06/01/2035	11/28/2014	A	23,700,498
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000		03/01/2019	01/31/2014	A	50,114
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2032	02/15/2018	A	626,553
80,000	North Central TX HFDC (Children’s Medical Center)[1]	6.000		08/15/2016	01/31/2014	A	80,347
30,000	North Channel, TX Water Authority System	5.000		07/10/2015	01/31/2014	A	30,079
55,000	North East TX Hospital Authority (Northeast Medical Center Hospital)[1]	5.625		05/15/2022	01/31/2014	A	55,178
525,000	Permian Basin, TX HFC (Single Family Mtg.)[1,2]	5.650		01/01/2038	11/01/2014	A	546,499
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450	[5]	06/01/2021	06/01/2021		18,569
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375		08/15/2021	01/31/2014	A	40,142
550,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Hendrick Medical Center)[1]	5.375		09/01/2030	09/01/2014	A	553,900
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375		10/01/2020	10/01/2020		5,161,543
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	05/01/2028		7,038
9,245,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.400		09/01/2022	03/01/2014	A	9,463,737
14,810,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.550		03/01/2032	09/01/2014	A	14,851,024
1,540,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450		12/01/2022	01/31/2014	A	1,540,293
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875		09/01/2022	07/16/2019	B	83,392
5,000	TX GO1	5.750		08/01/2026	02/01/2014	A	5,021
20,000	TX GO1	5.000		08/01/2028	01/21/2014	A	20,053
25,000	TX GO (Water Financial Assistance)[1]	5.750		08/01/2031	02/01/2014	A	25,084
10,000	TX GO (Water Financial Assistance)[1]	5.250		08/01/2022	01/21/2014	A	10,029
365,000	TX Lower Colorado River Authority[1]	5.000		05/15/2031	01/31/2014	A	365,884
125,000	TX Lower Colorado River Authority[1]	5.500		05/15/2021	01/31/2014	A	125,442
55,000	TX Lower Colorado River Authority[1]	5.000		05/15/2020	01/31/2014	A	55,195

31	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$1,345,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[1]	5.950%	11/01/2034	06/01/2014	A	$1,349,640
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2023	12/15/2023		3,712,207
21,035,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	23,931,099
6,745,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250	11/01/2027	05/26/2026	B	6,618,869
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	05/15/2014	A	50,851

						275,534,053
Utah—0.0%
390,000	UT HFA (Single Family Mtg.)[1,2]	6.125	01/01/2027	01/31/2014	A	390,468
5,000	UT Hsg. Corp. (Single Family Mtg.)[1,2]	5.650	07/01/2027	01/31/2014	A	5,004
25,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.250	07/01/2023	01/31/2014	A	25,083
70,000	UT Hsg. Corp. (Single Family Mtg.)[1,2]	5.000	07/01/2025	01/31/2014	A	70,036

						490,591
Vermont—0.4%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2023	07/13/2022	B	993,660
205,000	Burlington, VT COP[1]	5.500	12/01/2016	01/31/2014	A	205,884
320,000	Burlington, VT GO	5.000	11/01/2014	11/01/2014		329,194
1,240,000	Burlington, VT GO	5.000	11/01/2032	12/07/2030	B	1,177,516
335,000	Burlington, VT GO	5.000	11/01/2015	11/01/2015		354,370
1,930,000	Burlington, VT GO	5.000	11/01/2027	12/06/2025	B	1,926,680
100,000	VT Educational & Health Buildings Financing Agency (CSAC/NWCSS/RMHS/WCMHS Obligated Group)[1]	5.375	02/15/2023	02/15/2014	A	101,028
750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2024	10/01/2022	A	798,450
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2023	10/01/2022	A	1,083,330
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2027	10/01/2022	A	898,258
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2025	10/01/2022	A	1,053,700
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2020	10/01/2020		2,024,659
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2019	10/01/2019		2,047,496
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2022	10/01/2022		1,125,583
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2021	10/01/2021		2,220,404

						16,340,212
Virginia—0.6%
20,000	Isle Wight County, VA IDA (International Paper Company)	5.700	11/01/2027	04/30/2014	A	19,998
6,815,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	11/18/2027	B	6,976,720
25,000	VA Hsg. Devel. Authority (Rental Hsg.)	4.200	04/01/2015	01/17/2014	A	25,043
8,800,000	VA Hsg. Devel. Authority, Series A1	4.700	01/01/2024	01/31/2014	A	8,941,064

32	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia (Continued)
$6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000%	10/01/2026	07/01/2017	A	$6,523,840
1,622,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	07/13/2017	B	1,595,205

						24,081,870
Washington—0.5%
2,650,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200	11/01/2027	01/31/2014	A	2,713,838
925,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850	12/01/2031	12/01/2031		860,916
85,000	Issaquah, WA GO1	5.250	12/01/2021	01/31/2014	A	85,340
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	02/09/2024	B	163,149
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	12/18/2023	B	9,361
115,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	02/09/2021	B	114,139
2,000,000	Port of Seattle, WA GO1	5.000	09/01/2026	09/01/2021	A	2,129,460
2,300,000	Port of Seattle, WA GO1	5.000	09/01/2025	09/01/2021	A	2,468,222
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,235,989
60,000	Seattle, WA Hsg. Authority (Holly Park)[1,2]	5.750	01/01/2020	07/01/2014	A	60,014
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	01/31/2014	A	30,133
20,000	WA COP (Dept. of General Administration)	5.600	10/01/2015	01/31/2014	A	20,089
500,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.375	12/01/2017	01/31/2014	A	500,580
75,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.000	12/01/2019	01/31/2014	A	75,038
5,000,000	WA Health Care Facilities Authority (Seattle Cancer Care Alliance)[1]	7.375	03/01/2038	03/01/2019	A	5,903,450

						20,369,718
West Virginia—0.0%
100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2028	09/01/2014	A	100,359
Wisconsin—1.1%
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,178,260
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	156,459
1,000,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2027	02/15/2022	A	1,026,980
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	11,794,834
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	108,415
1,000,000	WI H&EFA (Vernon Memorial Healthcare)[1]	5.100	03/01/2025	03/01/2015	A	1,003,990
1,000,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,029,670
9,715,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	10,083,879
940,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,008,159
12,250,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)	5.000	07/01/2022	03/27/2019	B	12,009,288
5,500,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)	5.250	07/01/2028	06/13/2025	B	5,109,280

						46,509,214
Wyoming—1.0%
2,350,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600	12/01/2035	12/01/2015	A	2,383,934
5,620,000	WY Community Devel. Authority[1]	4.850	12/01/2023	01/31/2014	A	5,660,689
3,100,000	WY Community Devel. Authority[1]	4.950	06/01/2028	01/31/2014	A	3,159,210
7,120,000	WY Community Devel. Authority[1]	4.450	12/01/2024	01/31/2014	A	7,252,432

33	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Wyoming (Continued)
$7,040,000	WY Community Devel. Authority[1]	5.100%		12/01/2024	06/01/2014	A	$7,059,712
8,075,000	WY Community Devel. Authority[1]	5.200		12/01/2030	06/01/2014	A	8,087,032
3,610,000	WY Community Devel. Authority[1]	4.550		12/01/2019	12/01/2014	A	3,740,357

							37,343,366
U.S. Possessions—15.0%
2,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)[1]	4.500		10/01/2026	10/01/2026		1,902,802
18,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500		07/01/2028	07/01/2028		12,086,418
875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	07/23/2017	B	807,607
5,780,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	07/11/2027	B	4,897,278
110,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	11/14/2032	B	90,370
7,930,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	07/01/2026		5,307,628
3,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2025	07/01/2025		2,049,960
5,685,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	07/01/2034		3,675,409
300,000	Puerto Rico Commonwealth GO1	5.250		07/01/2017	07/01/2016	A	300,495
8,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2024		5,944,135
13,000,000	Puerto Rico Commonwealth GO1	2.043		07/01/2018	07/01/2018		11,764,740
655,000	Puerto Rico Commonwealth GO1	5.250		07/01/2021	07/01/2021		586,166
4,160,000	Puerto Rico Commonwealth GO1	2.083		07/01/2020	07/01/2020		3,498,768
3,700,000	Puerto Rico Commonwealth GO1	2.063		07/01/2019	07/01/2019		3,229,175
4,860,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		4,249,292
2,635,000	Puerto Rico Commonwealth GO1	5.625		07/01/2032	07/01/2032		1,790,957
51,665,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2029		35,926,291
22,315,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2015		21,823,847
1,430,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	07/01/2033		962,819
10,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	08/26/2036	B	7,397,100
100,000	Puerto Rico Commonwealth GO1	5.000		07/01/2016	07/01/2016		100,070
125,000	Puerto Rico Commonwealth GO1	5.000		07/01/2017	07/01/2017		124,292
1,125,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	06/17/2026	B	1,015,043
17,580,000	Puerto Rico Commonwealth GO1	5.125		07/01/2024	07/01/2024		12,152,527
110,000	Puerto Rico Commonwealth GO1	7.125	[4]	07/01/2017	07/01/2017		85,847
80,000	Puerto Rico Commonwealth GO1	6.000	[4]	07/01/2014	07/01/2014		77,410
75,000	Puerto Rico Commonwealth GO1	5.500		07/01/2015	07/01/2015		75,608
1,005,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,015,171
5,050,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		5,093,329
190,000	Puerto Rico Commonwealth GO1	6.000		07/01/2015	07/01/2015		189,791
150,000	Puerto Rico Commonwealth GO1	5.650		07/01/2015	01/04/2015	B	149,831
270,000	Puerto Rico Commonwealth GO1	6.000		07/01/2016	07/01/2016		267,665
3,355,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		3,043,488
195,000	Puerto Rico Commonwealth GO1	5.250		07/01/2016	07/01/2016		196,270
4,800,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031		3,090,240
2,160,000	Puerto Rico Commonwealth GO1	5.500		07/01/2027	07/01/2027		1,450,764
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2016	07/01/2014	A	25,004
195,000	Puerto Rico Commonwealth GO1	5.500		07/01/2014	07/01/2014		195,772
60,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	07/01/2026		41,220,000
1,125,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,020,544
6,510,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		6,532,069
150,000	Puerto Rico Commonwealth GO1	5.500		07/01/2015	07/01/2015		148,981

34	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$140,000	Puerto Rico Commonwealth GO1	5.500%	07/01/2026	07/01/2026		$96,180
4,715,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2024	07/01/2024		3,132,127
4,165,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2019	07/01/2019		3,749,583
50,000	Puerto Rico Electric Power Authority[1]	5.000	07/01/2016	07/01/2016		48,529
5,685,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028		3,628,053
4,295,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		2,740,983
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2026	11/30/2025	B	37,418,879
2,105,000	Puerto Rico Electric Power Authority, Series LL1	5.500	07/01/2017	07/01/2017		2,034,946
75,000	Puerto Rico Electric Power Authority, Series LL1	5.500	07/01/2018	07/01/2018		71,889
100,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2025	07/01/2025		68,490
3,735,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2021	07/01/2021		3,349,137
1,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2023	07/01/2023		867,300
6,500,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2022	07/01/2022		5,723,315
540,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2020	07/01/2020		492,793
300,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2017	07/01/2017		285,393
2,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2021	07/01/2021		1,793,380
1,385,000	Puerto Rico Electric Power Authority, Series UU1	5.000	07/01/2016	07/01/2016		1,381,787
740,000	Puerto Rico Electric Power Authority, Series UU1	4.000	07/01/2018	07/01/2018		666,666
550,000	Puerto Rico Electric Power Authority, Series UU1	4.500	07/01/2018	07/01/2018		506,061
5,000,000	Puerto Rico Electric Power Authority, Series WW1	5.000	07/01/2028	07/13/2027	B	3,096,450
250,000	Puerto Rico Electric Power Authority, Series XX1	5.250	07/01/2027	07/01/2027		162,103
6,280,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000	07/01/2017	07/01/2017		5,374,864
1,060,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026		701,211
530,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/01/2021		412,229
11,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2018	07/01/2018		11,187,799
1,010,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		1,007,041
4,600,000	Puerto Rico Highway & Transportation Authority[1]	2.305	07/01/2028	07/01/2028		2,327,784
2,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		1,994,140
20,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/01/2017		19,120
25,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		24,137
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	01/21/2017	B	1,012,251
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019		547,520
1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500	07/01/2021	07/01/2021		779,685
6,720,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250	07/01/2021	07/15/2020	B	6,910,042
75,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	02/12/2016	B	75,000
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	02/12/2016	B	910,500
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		3,437,587
8,440,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	07/01/2020		6,547,583
3,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2014	07/01/2014		2,997,120
2,365,000	Puerto Rico Infrastructure[1]	5.500	07/01/2015	07/01/2015		2,318,599
1,140,000	Puerto Rico Infrastructure[1]	5.500	07/01/2023	07/01/2023		980,776
1,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2027	07/01/2027		818,040
3,115,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		2,357,588
13,090,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		9,061,683
210,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	10/01/2014		203,125
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024		2,059,026

35	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250%		12/15/2026	12/15/2026		$2,312,625
370,000	Puerto Rico Infrastructure Financing Authority[1]	5.500		07/01/2014	07/01/2014		370,044
3,800,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500		07/01/2017	07/01/2017		3,662,098
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	10/17/2024	B	2,894,562
1,845,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250		07/01/2026	07/01/2016	A	1,846,052
450,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2021	10/01/2021		412,448
160,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2014	07/01/2014		160,019
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2019	08/01/2019		1,973,320
3,900,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2017	01/31/2014	A	3,899,805
300,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2016	02/01/2014	A	300,039
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2016	08/01/2015	A	50,043
155,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2030	02/28/2028	B	132,589
450,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2017	08/01/2017		450,693
7,325,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2018	08/01/2018		7,296,945
1,950,000	Puerto Rico Municipal Finance Agency, Series C1	5.000		08/01/2015	08/01/2015		1,965,815
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	07/01/2026		2,124,078
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	04/13/2025	B	10,506,408
135,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2023	07/01/2023		98,491
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	11/05/2033	B	740,570
500,000	Puerto Rico Public Buildings Authority[1]	6.125		07/01/2023	07/01/2023		380,895
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	07/01/2022		3,801,631
190,000	Puerto Rico Public Buildings Authority[1]	5.500	[5]	07/01/2035	07/01/2017	C	172,285
3,300,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	07/01/2021		2,698,707
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2027	07/01/2027		3,239,113
735,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	07/01/2021		580,474
4,550,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2016	07/01/2016		4,124,621
2,155,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2023	07/01/2023		1,668,875
5,345,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2022	07/01/2022		4,181,607
760,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2027	10/17/2026	B	500,726
2,920,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2017	07/01/2017		2,814,033
300,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2016	07/01/2016		275,019
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2017	07/01/2017		1,247,076
2,935,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2018	07/01/2018		2,764,300
37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500		08/01/2028	12/12/2027	B	27,278,438
54,770,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	07/17/2029	B	35,601,595
17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000		08/01/2025	08/01/2025		12,759,721
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000		08/01/2024	08/01/2024		7,879,111
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625		08/01/2030	08/01/2030		8,513,890
2,280,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2028	08/01/2028		1,865,610
3,725,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2018	08/01/2018		3,629,714
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125		08/01/2029	08/01/2029		20,350,632
5,035,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2024	08/01/2024		4,355,225
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	01/31/2044	B	7,063,470
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000		08/01/2026	08/01/2026		4,664,644
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500		08/01/2035	08/01/2035		28,040,250
5,000,000	University of Puerto Rico[1]	5.000		06/01/2025	06/01/2025		3,224,250
1,000,000	University of Puerto Rico[1]	5.000		06/01/2020	06/01/2020		755,970
2,535,000	University of Puerto Rico, Series P1	5.000		06/01/2023	06/01/2023		1,727,526

36	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,790,000	University of Puerto Rico, Series Q1	5.000%	06/01/2022	06/01/2022		$1,257,940
3,040,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	08/02/2026	B	2,658,723

						582,212,182

Total Municipal Bonds and Notes—(Cost $4,239,094,108)						4,016,117,249
Corporate Bonds and Notes—0.1%
5,000,000	Centerline Equity Issuer Trust Sec. Nts. (Cost $5,000,000)	6.000	05/15/2015			5,294,350

Shares
Common Stocks—0.0%
6,757	Resolute Forest Products[9,10] (Cost $80,903)					108,247
Total Investments, at Value (Cost $4,244,175,011)—101.8%						4,021,519,846
Liabilities in Excess of Other Assets—(1.8)						(71,117,825)

Net Assets—100.0%						$3,950,402,021

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed. (Unaudited)
A.	Option call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Date of mandatory put.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2013. See accompanying Notes.
3.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	Represents the current interest rate for a variable or increasing rate security.
6.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
7.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
8.	Interest or dividend is paid-in-kind, when applicable.
9.	Received as a result of a corporate action.
10.	Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.

37	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

AHEHC	ARC/HDS Elon Housing Corp.
ATDC	Advanced Technology Development Center
BCHCC	Bernalillo County Health Care Corp.
BMH	Bakersfield Memorial Hospital
BRCH	Boca Raton Community Hospital
CDA	Communities Devel. Authority
CFHA	Central Florida Health Alliance
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHSB	Community Hospital of San Bernardino
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAC	Counseling Services Addison County
CSAHS	The Sisters of Charity of St. Augustine Health System
DHlth	Dignity Health
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EPBH	Emma Pendleton Bradley Hospital
GHS	Gaston Health Services
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MHF	Miriam Hospital Foundation
NSU	Northeastern State University
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
NYC	New York City
PHCF	Presbyterian Healthcare Foundation
PHSvcs	Presbyterian Healthcare Services
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
RMHS	Rutland Mental Health Services

38	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SANC	St. Agnes Nursing Center
SCIC	Scottsdale Captive Insurance Company
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
TVTCMC	The Villages Tri-County Medical Center
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
UHSEC	University Health Systems of Eastern Carolina
UMass	University of Massachusetts
V.I.	United States Virgin Islands
VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
WCMHS	Washington County Mental Health Services
WFMG	Wheaton Franciscan Medical Group
WFS	Wheaton Franciscan Services

39	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a

40	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust

41	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $58,980,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2013, municipal bond holdings with a value of $132,456,572 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $63,020,000 in short-term floating rate securities issued and outstanding at that date.

At December 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$25,000,000	CA Health Facilities Financing Authority[3]	10.99%	11/15/31	$29,178,500
16,485,000	Chicago, IL Board of Education ROLs[3]	9.954	12/1/24	17,620,487
17,500,000	Montgomery County, PA IDA ROLs[3]	10.97	8/1/30	19,304,250
1,900,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	10.909	12/1/38	2,081,488
1,070,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	16.26	6/1/39	1,251,847

				$69,436,572

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose

42	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $63,020,000 as of December 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$12,231,809
Sold securities	105,343,130

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2013 is as follows:

Cost	$1,198,176
Market Value	$292,810
Market value as % of Net Assets	Less than 0.005%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

43	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of

44	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

45	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

46	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts that are as of December 31, 2013 based on valuation input level:

	Level 1—Unadjusted Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$51,695,607	$—	$51,695,607
Alaska	—	8,717,600	—	8,717,600
Arizona	—	80,721,293	—	80,721,293
Arkansas	—	332,203	—	332,203
California	—	561,282,026	—	561,282,026
Colorado	—	38,359,047	—	38,359,047
Connecticut	—	1,865,619	—	1,865,619
District of Colombia	—	94,687,955	—	94,687,955
Florida	—	267,727,875	—	267,727,875
Georgia	—	78,917,007	—	78,917,007
Hawaii	—	12,110,201	—	12,110,201
Idaho	—	1,356,615	—	1,356,615
Illinois	—	497,957,488	—	497,957,488
Indiana	—	54,532,692	—	54,532,692
Kansas	—	11,082,887	—	11,082,887
Kentucky	—	17,204,794	—	17,204,794
Louisiana	—	27,115,011	—	27,115,011
Maine	—	4,592,456	—	4,592,456
Maryland	—	6,070,208	—	6,070,208
Massachusetts	—	52,304,801	36,235	52,341,036
Michigan	—	269,786,688	—	269,786,688
Minnesota	—	1,844,641	—	1,844,641
Mississippi	—	37,333,558	—	37,333,558
Missouri	—	40,826,026	—	40,826,026
Montana	—	215,314	—	215,314
Nebraska	—	12,899,233	—	12,899,233
Nevada	—	37,049,966	—	37,049,966
New Hampshire	—	9,173,013	—	9,173,013
New Jersey	—	54,447,975	—	54,447,975
New Mexico	—	150,937	—	150,937
New York	—	126,571,045	—	126,571,045
North Carolina	—	10,352,785	—	10,352,785
North Dakota	—	165,447	—	165,447
Ohio	—	158,504,958	—	158,504,958
Oklahoma	—	74,731,245	—	74,731,245
Oregon	—	3,663,888	—	3,663,888
Other Territory	—	15,522,755	—	15,522,755
Pennsylvania	—	131,369,544	—	131,369,544
Rhode Island	—	108,390,110	—	108,390,110
South Carolina	—	11,642,522	—	11,642,522
South Dakota	—	4,677,705	—	4,677,705
Tennessee	—	35,146,709	—	35,146,709
Texas	—	275,534,053	—	275,534,053
U.S. Possessions	—	582,212,182	—	582,212,182

47	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

	Level 1—Unadjusted Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes (Continued)
Utah	$—	$490,591	$—	$490,591
Vermont	—	16,340,212	—	16,340,212
Virginia	—	24,081,870	—	24,081,870
Washington	—	20,369,718	—	20,369,718
West Virginia	—	100,359	—	100,359
Wisconsin	—	46,509,214	—	46,509,214
Wyoming	—	37,343,366	—	37,343,366
Non-Convertible Corporate Bond and Note	—	5,294,350	—	5,294,350
Common Stock	108,247	—	—	108,247

Total Assets	$108,247	$4,021,375,364	$36,235	$4,021,519,846

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$4,115,403,117 [1]

Gross unrealized appreciation	$45,571,757
Gross unrealized depreciation	(268,248,066)

Net unrealized depreciation	$(222,676,309)

1.	The Federal tax cost of securities does not include cost of $64,396,519, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

48	OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 2/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 2/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 2/10/2014